UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: January 31, 2026

Date of reporting period: July 31, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: July 31, 2025

Government Fund

SEI Daily Income Trust/Institutional Class Shares - SEOXX

Fund Overview

This semi-annual shareholder report contains important information about Institutional Class Shares of the Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Institutional Class Shares	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,233,994	116	$2,178

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	18.1%
Repurchase Agreements	28.2%
U.S. Treasury Obligations	53.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Natixis S.A.	4.360%	08/01/25	3.4%
U.S. Treasury Bills	4.291%	09/11/25	3.4%
U.S. Treasury Bills	4.248%	08/19/25	3.3%
U.S. Treasury Bills	4.244%	08/07/25	3.2%
Barclays Bank	4.360%	08/01/25	3.2%
Mizuho Securities	4.370%	08/01/25	3.2%
MUFG Securities Americas	4.360%	08/01/25	3.2%
Citigroup Global Markets	4.360%	08/01/25	3.1%
U.S. Treasury Bills	4.258%	09/09/25	3.1%
BNP Paribas	4.360%	08/01/25	2.8%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEOXX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

Government Fund

SEI Daily Income Trust/Admin Class Shares - GFAXX

Fund Overview

This semi-annual shareholder report contains important information about Admin Class Shares of the Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Admin Class Shares	$19	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,233,994	116	$2,178

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	18.1%
Repurchase Agreements	28.2%
U.S. Treasury Obligations	53.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Natixis S.A.	4.360%	08/01/25	3.4%
U.S. Treasury Bills	4.291%	09/11/25	3.4%
U.S. Treasury Bills	4.248%	08/19/25	3.3%
U.S. Treasury Bills	4.244%	08/07/25	3.2%
Barclays Bank	4.360%	08/01/25	3.2%
Mizuho Securities	4.370%	08/01/25	3.2%
MUFG Securities Americas	4.360%	08/01/25	3.2%
Citigroup Global Markets	4.360%	08/01/25	3.1%
U.S. Treasury Bills	4.258%	09/09/25	3.1%
BNP Paribas	4.360%	08/01/25	2.8%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

GFAXX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

Government Fund

SEI Daily Income Trust/Wealth Class Shares - AABXX

Fund Overview

This semi-annual shareholder report contains important information about Wealth Class Shares of the Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Fund, Wealth Class Shares	$19	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$6,233,994	116	$2,178

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	18.1%
Repurchase Agreements	28.2%
U.S. Treasury Obligations	53.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Natixis S.A.	4.360%	08/01/25	3.4%
U.S. Treasury Bills	4.291%	09/11/25	3.4%
U.S. Treasury Bills	4.248%	08/19/25	3.3%
U.S. Treasury Bills	4.244%	08/07/25	3.2%
Barclays Bank	4.360%	08/01/25	3.2%
Mizuho Securities	4.370%	08/01/25	3.2%
MUFG Securities Americas	4.360%	08/01/25	3.2%
Citigroup Global Markets	4.360%	08/01/25	3.1%
U.S. Treasury Bills	4.258%	09/09/25	3.1%
BNP Paribas	4.360%	08/01/25	2.8%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

AABXX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

Government II Fund

SEI Daily Income Trust/Class F Shares - TCGXX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Government II Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government II Fund, Class F Shares	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,473,396	103	$342

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligations	41.3%
U.S. Treasury Obligations	60.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
FFCB	0.040%	08/07/25	6.8%
U.S. Treasury Bills	4.253%	09/04/25	5.7%
U.S. Treasury Bills	4.227%	08/07/25	4.8%
U.S. Treasury Bills	4.293%	08/14/25	4.8%
U.S. Treasury Bills	4.273%	09/02/25	4.7%
FHLB, SOFRRATE + 0.005%	4.345%	10/27/25	4.1%
U.S. Treasury Bills	4.284%	08/12/25	3.6%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.414%	10/31/26	3.4%
FFCB	0.000%	08/06/25	3.4%
FFCB	1.021%	08/08/25	3.4%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TCGXX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

Treasury II Fund

SEI Daily Income Trust/Class F Shares - SCPXX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Treasury II Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury II Fund, Class F Shares	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$1,222,106	55	$281

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	100.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Bills	4.268%	09/04/25	12.7%
U.S. Treasury Bills	4.276%	08/28/25	10.2%
U.S. Treasury Bills	4.289%	09/16/25	9.6%
U.S. Treasury Bills	4.301%	09/02/25	5.7%
U.S. Treasury Bills	4.286%	08/21/25	5.6%
U.S. Treasury Bill - When Issued	4.279%	09/18/25	5.2%
U.S. Treasury Bills	4.268%	08/26/25	4.4%
U.S. Treasury Notes, USBMMY3M + 0.098%	4.307%	01/31/27	4.4%
U.S. Treasury Bills	4.258%	09/09/25	3.8%
U.S. Treasury Bills	4.290%	11/12/25	3.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCPXX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class F Shares - SECPX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class F Shares	$21	0.42%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$199,553	466	$97	45%

Asset WeightingsFootnote Reference*

Value	Value
Commercial Paper	0.8%
Municipal Bonds	1.6%
Repurchase Agreement	2.7%
Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	14.4%
Asset-Backed Securities	31.0%
Corporate Obligations	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.7%
U.S. Treasury Notes	1.625%	11/30/26	2.4%
U.S. Treasury Bill - When Issued	4.227%	09/18/25	2.3%
U.S. Treasury Notes	1.250%	12/31/26	2.1%
U.S. Treasury Notes	2.500%	02/28/26	1.5%
U.S. Treasury Notes	3.750%	08/31/26	1.0%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	0.9%
Golden Credit Card Trust, Ser 2021-1A, Cl A	1.140%	08/15/28	0.8%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Morgan Stanley, SOFRRATE + 0.858%	1.512%	07/20/27	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SECPX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

Ultra Short Duration Bond Fund

SEI Daily Income Trust/Class Y Shares - SECYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class Y Shares	$17	0.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$199,553	466	$97	45%

Asset WeightingsFootnote Reference*

Value	Value
Commercial Paper	0.8%
Municipal Bonds	1.6%
Repurchase Agreement	2.7%
Mortgage-Backed Securities	12.8%
U.S. Treasury Obligations	14.4%
Asset-Backed Securities	31.0%
Corporate Obligations	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.7%
U.S. Treasury Notes	1.625%	11/30/26	2.4%
U.S. Treasury Bill - When Issued	4.227%	09/18/25	2.3%
U.S. Treasury Notes	1.250%	12/31/26	2.1%
U.S. Treasury Notes	2.500%	02/28/26	1.5%
U.S. Treasury Notes	3.750%	08/31/26	1.0%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	0.9%
Golden Credit Card Trust, Ser 2021-1A, Cl A	1.140%	08/15/28	0.8%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Morgan Stanley, SOFRRATE + 0.858%	1.512%	07/20/27	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SECYX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

Short-Duration Government Fund

SEI Daily Income Trust/Class F Shares - TCSGX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class F Shares	$24	0.48%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.47%.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$591,405	401	$286	2%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Repurchase Agreements	1.3%
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	71.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.125%	10/31/26	10.1%
U.S. Treasury Notes	4.375%	12/15/26	8.1%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.7%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.4%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.865%	12/25/43	1.3%
FHLMC REMIC, Ser 2011-3930, Cl KE	4.000%	09/15/41	1.2%
FHLMC REMIC, Ser 2025-5538, Cl AV	5.000%	04/25/36	1.2%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

TCSGX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

Short-Duration Government Fund

SEI Daily Income Trust/Class Y Shares - SDGFX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Short-Duration Government Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Duration Government Fund, Class Y Shares	$17	0.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.33%.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$591,405	401	$286	2%

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Repurchase Agreements	1.3%
U.S. Treasury Obligations	22.1%
Mortgage-Backed Securities	71.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.125%	10/31/26	10.1%
U.S. Treasury Notes	4.375%	12/15/26	8.1%
U.S. Treasury Notes	3.750%	04/15/28	4.0%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2	5.477%	01/25/29	2.4%
FNMA REMIC, Ser 2024-41, Cl DA	5.500%	12/25/51	1.7%
GNMA, Ser 2022-87, Cl CA	2.500%	09/20/36	1.4%
FNMA REMIC, Ser 2013-121, Cl FA, SOFR30A + 0.514%	4.865%	12/25/43	1.3%
FHLMC REMIC, Ser 2011-3930, Cl KE	4.000%	09/15/41	1.2%
FHLMC REMIC, Ser 2025-5538, Cl AV	5.000%	04/25/36	1.2%
FNMA REMIC, Ser 2018-55, Cl PA	3.500%	01/25/47	1.2%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SDGFX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

GNMA Fund

SEI Daily Income Trust/Class F Shares - SEGMX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the GNMA Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class F Shares	$33	0.66%

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$13,969	269	$7	51%

Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Repurchase Agreement	5.0%
Mortgage-Backed Securities	98.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA	2.500%	08/15/55	7.9%
GNMA	2.000%	12/20/50	7.0%
GNMA	2.000%	08/20/50	5.1%
GNMA	2.500%	08/20/50	4.6%
GNMA	3.500%	07/20/47	4.4%
GNMA	4.000%	09/20/42	3.8%
GNMA	3.000%	12/20/50	3.7%
GNMA	3.500%	06/20/47	2.9%
GNMA	4.500%	01/20/46	2.5%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEGMX-SAR-2025

Semi-Annual Shareholder Report: July 31, 2025

GNMA Fund

SEI Daily Income Trust/Class Y Shares - SGMYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the GNMA Fund (the "Fund") for the period from February 1, 2025 to July 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund, Class Y Shares	$20	0.40%

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$13,969	269	$7	51%

Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Repurchase Agreement	5.0%
Mortgage-Backed Securities	98.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
GNMA	2.500%	08/15/55	7.9%
GNMA	2.000%	12/20/50	7.0%
GNMA	2.000%	08/20/50	5.1%
GNMA	2.500%	08/20/50	4.6%
GNMA	3.500%	07/20/47	4.4%
GNMA	4.000%	09/20/42	3.8%
GNMA	3.000%	12/20/50	3.7%
GNMA	3.500%	06/20/47	2.9%
GNMA	4.500%	01/20/46	2.5%
GNMA, Ser 2016-136, Cl PJ	3.500%	01/20/46	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGMYX-SAR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

July 31, 2025

Semi-Annual Financials and Other Information

SEI Daily Income Trust

Government Fund
Government II Fund
Treasury II Fund
Ultra Short Duration Bond Fund
Short-Duration Government Fund
GNMA Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	45
Other Information (Form N-CSRS Items 8-11)	59

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 53.4%
U.S. Treasury Bill - When Issued (A)
4.179%, 09/18/2025	$23,805	$23,675
U.S. Treasury Bill - WI Post Auction (A)
4.173%, 11/06/2025	19,002	18,792
U.S. Treasury Bills (A)
4.209%, 08/05/2025	41,200	41,181
4.244%, 08/07/2025	200,700	200,558
4.310%, 08/12/2025	110,045	109,902
4.248%, 08/19/2025	203,500	203,069
4.233%, 08/21/2025	80,000	79,812
4.268%, 08/26/2025	66,701	66,506
4.259%, 08/28/2025	12,400	12,361
4.251%, 09/02/2025	130,600	130,113
4.214%, 09/04/2025	126,700	126,206
4.258%, 09/09/2025	191,903	191,030
4.291%, 09/11/2025	210,000	208,979
4.300%, 09/16/2025	37,800	37,595
4.290%, 09/23/2025	78,000	77,514
4.195%, 09/25/2025	32,652	32,446
4.225%, 10/02/2025	57,705	57,302
4.191%, 10/23/2025	7,500	7,429
4.254%, 10/28/2025	87,700	86,801
4.213%, 10/30/2025	64,400	63,741
4.244%, 11/04/2025	35,500	35,108
4.290%, 11/12/2025	106,300	105,014
4.284%, 11/18/2025	5,900	5,825
4.228%, 11/20/2025	63,685	62,872
4.285%, 11/25/2025	72,070	71,089
4.284%, 11/28/2025	43,000	42,408
0.000%, 12/02/2025	60,146	59,309
4.239%, 12/04/2025	39,409	38,841
4.239%, 12/11/2025	44,200	43,527
4.244%, 12/18/2025	61,000	60,021
4.231%, 12/26/2025	103,700	101,968
4.198%, 01/02/2026	63,050	61,942
4.232%, 01/08/2026	104,975	103,042
4.209%, 01/15/2026	11,700	11,476
4.202%, 01/22/2026	5,900	5,783
4.208%, 01/29/2026	12,500	12,241
4.093%, 05/14/2026	53,676	52,000
4.103%, 06/11/2026	44,519	42,989
U.S. Treasury Notes
4.379%, USBMMY3M + 0.170%, 10/31/2025 (B)	89,511	89,508
0.375%, 11/30/2025	3,400	3,356
4.250%, 12/31/2025	9,200	9,201
0.375%, 12/31/2025	8,790	8,652
4.454%, USBMMY3M + 0.245%, 01/31/2026 (B)	65,055	65,055
4.625%, 02/28/2026	4,700	4,713
0.500%, 02/28/2026	4,000	3,919
4.359%, USBMMY3M + 0.150%, 04/30/2026 (B)	93,100	93,106
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.625%, 05/15/2026	$8,300	$8,148
4.625%, 06/30/2026	21,120	21,208
4.391%, USBMMY3M + 0.182%, 07/31/2026 (B)	57,200	57,170
4.414%, USBMMY3M + 0.205%, 10/31/2026 (B)	72,780	72,780
4.307%, USBMMY3M + 0.098%, 01/31/2027 (B)	128,445	128,439
4.368%, USBMMY3M + 0.159%, 07/31/2027 (B)	75,000	75,000

Total U.S. Treasury Obligations
(Cost $3,330,722) ($ Thousands)		3,330,722

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.1%
FFCB
4.330%, SOFRRATE + -0.010%, 09/30/2025 (B)	35,065	35,065
4.440%, SOFRRATE + 0.100%, 06/24/2026 (B)	5,500	5,500
4.440%, SOFRRATE + 0.100%, 06/26/2026 (B)	13,555	13,555
4.475%, SOFRRATE + 0.135%, 12/23/2026 (B)	4,400	4,400
4.480%, SOFRRATE + 0.140%, 12/30/2026 (B)	4,100	4,100
4.415%, SOFRRATE + 0.075%, 02/01/2027 (B)	14,700	14,700
4.405%, SOFRRATE + 0.065%, 03/26/2027 (B)	5,545	5,545
FHLB
4.325%, SOFRRATE + 0.005%, 08/04/2025 (B)	31,440	31,440
4.350%, SOFRRATE + 0.010%, 08/11/2025 (B)	6,300	6,300
4.350%, SOFRRATE + 0.010%, 08/12/2025 (B)	9,400	9,400
4.340%, SOFRRATE + 0.000%, 08/14/2025 (B)	39,070	39,070
4.340%, SOFRRATE + 0.000%, 08/21/2025 (B)	7,585	7,585
4.350%, SOFRRATE + 0.010%, 08/26/2025 (B)	11,200	11,200
4.340%, SOFRRATE + 0.000%, 08/29/2025 (B)	57,415	57,415
4.350%, SOFRRATE + 0.010%, 09/02/2025 (B)	15,900	15,900
4.345%, SOFRRATE + 0.005%, 09/03/2025 (B)	7,700	7,700
4.345%, SOFRRATE + 0.005%, 09/12/2025 (B)	32,555	32,555
4.340%, SOFRRATE + 0.000%, 09/19/2025 (B)	75,000	75,000

SEI Daily Income Trust	1

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.335%, SOFRRATE + -0.005%, 10/06/2025 (B)	$6,900	$6,900
4.345%, SOFRRATE + 0.005%, 10/21/2025 (B)	42,335	42,335
4.125%, 11/07/2025	15,100	15,093
4.350%, SOFRRATE + 0.010%, 11/19/2025 (B)	18,400	18,400
4.350%, SOFRRATE + 0.010%, 11/28/2025 (B)	20,800	20,800
4.350%, SOFRRATE + 0.010%, 12/02/2025 (B)	15,775	15,775
4.350%, SOFRRATE + 0.010%, 12/03/2025 (B)	23,660	23,660
4.355%, SOFRRATE + 0.015%, 12/12/2025 (B)	15,800	15,800
4.340%, SOFRRATE + 0.000%, 12/18/2025 (B)	7,375	7,375
4.340%, SOFRRATE + 0.000%, 12/19/2025 (B)	9,110	9,110
4.340%, SOFRRATE + 0.000%, 12/22/2025 (B)	2,955	2,955
4.355%, SOFRRATE + 0.015%, 12/23/2025 (B)	14,800	14,800
4.340%, SOFRRATE + 0.000%, 12/24/2025 (B)	14,860	14,860
4.340%, SOFRRATE + 0.000%, 12/26/2025 (B)	21,255	21,255
4.340%, SOFRRATE + 0.000%, 12/30/2025 (B)	21,885	21,885
4.340%, SOFRRATE + 0.000%, 01/13/2026 (B)	29,685	29,685
4.350%, SOFRRATE + 0.010%, 02/17/2026 (B)	7,590	7,590
4.380%, 03/23/2026	26,700	26,700
4.340%, 04/17/2026	44,695	44,695
4.335%, 04/17/2026	15,080	15,080
4.350%, 06/05/2026	22,800	22,794
4.440%, SOFRRATE + 0.100%, 06/26/2026 (B)	36,980	36,980
4.405%, SOFRRATE + 0.065%, 03/25/2027 (B)	12,670	12,670
FHLB DN (C)
0.000%, 08/29/2025	71,965	71,732
0.000%, 11/28/2025	25,730	25,375
0.000%, 12/12/2025	34,150	33,653
FHLMC
4.455%, SOFRRATE + 0.115%, 05/05/2027 (B)	9,700	9,700
FNMA
4.460%, SOFRRATE + 0.120%, 07/29/2026 (B)	76,490	76,490
4.475%, SOFRRATE + 0.135%, 08/21/2026 (B)	22,700	22,700
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.480%, SOFRRATE + 0.140%, 10/23/2026 (B)	$21,730	$21,730
4.480%, SOFRRATE + 0.140%, 11/20/2026 (B)	24,900	24,900
4.480%, SOFRRATE + 0.140%, 12/11/2026 (B)	19,900	19,900

Total U.S. Government Agency Obligations
(Cost $1,129,807) ($ Thousands)		1,129,807

REPURCHASE AGREEMENTS(D) — 28.2%
Barclays Bank
4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $200,024,222 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $133,996,134, 0.000% - 1.625%, 02/15/2026 - 08/15/2053, with a total market value of $204,000,091)	200,000	200,000
BNP Paribas
4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $175,021,194 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $64,938,000, 0.000% - 4.875%, 02/28/2026 - 05/15/2045, with a total market value of $178,500,002)	175,000	175,000
BOFA Securities
4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $100,012,139 (collateralized by GNMA Obligations, ranging in par value $2,300,000 - $142,237,767, 1.420% - 3.540%, 07/15/2030 - 03/20/2050, with a total market value of $102,000,001)	100,000	100,000
Citigroup Global Markets
4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $195,023,617 (collateralized by U.S. Treasury Obligations, ranging in par value $17,424,200 - $197,741,300, 0.750% - 1.750%, 03/31/2026 - 11/15/2029, with a total market value of $198,900,003)	195,000	195,000

2	SEI Daily Income Trust

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
Citigroup Global Markets
4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $150,018,208 (collateralized by FHLMC Obligations, ranging in par value $58,914,090 - $97,177,981, 0.200% - 5.500%, 10/01/2036 - 06/01/2055, with a total market value of $154,500,000)	$150,000	$150,000
Goldman Sachs
4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $10,001,211 (collateralized by a U.S. Treasury Obligation, par value $10,727,200, 3.375%, 05/15/2033, with a total market value of $10,200,010)	10,000	10,000
Goldman Sachs
4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $20,002,428 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $55,842,720, 1.500% - 6.500%, 04/01/2031 - 05/15/2066, with a total market value of $20,401,342)	20,000	20,000
J.P. Morgan Securities
4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $100,012,111 (collateralized by U.S. Treasury Obligations, ranging in par value $400 - $59,487,171, 0.000% - 3.875%, 11/15/2026 - 06/15/2028, with a total market value of $102,000,000)	100,000	100,000
Mizuho Securities
4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $200,024,278 (collateralized by U.S. Treasury Obligations, ranging in par value $600 - $171,187,100, 2.500% - 4.250%, 12/15/2025 - 06/30/2031, with a total market value of $204,000,057)	200,000	200,000
MUFG Securities Americas
4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $200,024,222 (collateralized by U.S. Treasury Obligations, ranging in par value $800 - $71,499,000, 0.000% - 4.000%, 08/12/2025 - 12/31/2030, with a total market value of $204,000,024)	200,000	200,000
Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
Natixis S.A.
4.360%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $210,025,433 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $107,323,200, 0.000% - 4.625%, 07/31/2026 - 11/15/2054, with a total market value of $214,200,003)	$210,000	$210,000
TD Securities
4.380%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $85,010,342 (collateralized by U.S. Treasury Obligations, ranging in par value $2,946,100 - $50,042,000, 1.000% - 4.000%, 07/31/2028 - 07/31/2032, with a total market value of $86,700,048)	85,000	85,000
TD Securities
4.370%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $10,001,214 (collateralized by a U.S. Treasury Obligation, par value $10,009,400, 4.000%, 02/28/2030, with a total market value of $10,200,083)	10,000	10,000
The Bank of Nova Scotia
4.350%, dated 07/31/2025, to be repurchased on 08/01/2025, repurchase price $100,012,083 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $25,351,400, 0.125% - 4.750%, 08/31/2025 - 05/15/2055, with a total market value of $102,012,376)	100,000	100,000

Total Repurchase Agreements
(Cost $1,755,000) ($ Thousands)		1,755,000

Total Investments — 99.7%
(Cost $6,215,529) ($ Thousands)		$6,215,529

Percentages are based on a Net Assets of $6,233,994 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Zero coupon security.
(D)	Tri-Party Repurchase Agreement.

As of July 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

SEI Daily Income Trust	3

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Government Fund (Concluded)

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 60.0%
U.S. Treasury Bill - When Issued (A)
4.179%, 09/18/2025	$6,260	$6,226
U.S. Treasury Bill - WI Post Auction (A)
4.173%, 11/06/2025	4,494	4,444
U.S. Treasury Bills (A)
4.243%, 08/05/2025	2,425	2,424
4.227%, 08/07/2025	71,500	71,450
4.284%, 08/12/2025	53,750	53,680
4.293%, 08/14/2025	71,500	71,390
4.248%, 08/19/2025	5,750	5,738
4.274%, 08/26/2025	21,611	21,547
4.288%, 08/28/2025	15,600	15,550
4.273%, 09/02/2025	70,110	69,846
4.253%, 09/04/2025	84,410	84,075
4.257%, 09/09/2025	18,294	18,211
4.291%, 09/11/2025	20,000	19,903
4.295%, 09/16/2025	33,400	33,218
4.193%, 09/25/2025	8,435	8,382
4.279%, 09/30/2025	10,383	10,310
4.225%, 10/02/2025	7,275	7,224
4.191%, 10/23/2025	1,800	1,783
4.254%, 10/28/2025	11,500	11,382
4.231%, 10/30/2025	25,090	24,834
4.244%, 11/04/2025	8,400	8,307
4.290%, 11/12/2025	6,400	6,323
4.286%, 11/18/2025	2,155	2,127
4.228%, 11/20/2025	15,345	15,149
4.285%, 11/25/2025	16,718	16,491
4.285%, 11/28/2025	10,900	10,750
0.000%, 12/02/2025	12,931	12,751
4.239%, 12/04/2025	8,928	8,800
4.238%, 12/11/2025	10,990	10,823
4.244%, 12/18/2025	5,300	5,215
4.231%, 12/26/2025	25,410	24,986
4.198%, 01/02/2026	14,205	13,955
4.232%, 01/08/2026	25,445	24,976
4.209%, 01/15/2026	2,800	2,746
4.203%, 01/22/2026	1,300	1,274
4.208%, 01/29/2026	2,800	2,742
4.124%, 03/19/2026	26,400	25,732
4.093%, 05/14/2026	11,983	11,609
4.103%, 06/11/2026	10,743	10,373
U.S. Treasury Notes
4.379%, USBMMY3M + 0.170%, 10/31/2025 (B)	14,089	14,088
0.375%, 11/30/2025	800	789
4.250%, 12/31/2025	2,125	2,125
0.375%, 12/31/2025	1,405	1,383
4.454%, USBMMY3M + 0.245%, 01/31/2026 (B)	785	785
0.375%, 01/31/2026	2,050	2,012
4.625%, 02/28/2026	1,300	1,304
0.500%, 02/28/2026	1,100	1,078
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.359%, USBMMY3M + 0.150%, 04/30/2026 (B)	$11,300	$11,301
1.625%, 05/15/2026	2,175	2,135
4.625%, 06/30/2026	4,990	5,011
0.875%, 06/30/2026	680	660
4.391%, USBMMY3M + 0.182%, 07/31/2026 (B)	7,480	7,476
4.414%, USBMMY3M + 0.205%, 10/31/2026 (B)	50,250	50,268
4.307%, USBMMY3M + 0.098%, 01/31/2027 (B)	25,965	25,964

Total U.S. Treasury Obligations
(Cost $883,125) ($ Thousands)		883,125

U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.3%
FFCB
4.410%, SOFRRATE + 0.070%, 11/17/2025 (B)	1,500	1,500
4.445%, SOFRRATE + 0.105%, 02/23/2026 (B)	29,540	29,552
4.435%, SOFRRATE + 0.095%, 06/03/2026 (B)	6,290	6,292
4.440%, SOFRRATE + 0.100%, 06/24/2026 (B)	700	700
4.440%, SOFRRATE + 0.100%, 06/26/2026 (B)	1,600	1,600
4.480%, SOFRRATE + 0.140%, 11/25/2026 (B)	3,390	3,390
4.475%, SOFRRATE + 0.135%, 12/23/2026 (B)	10,000	10,000
4.480%, SOFRRATE + 0.140%, 12/30/2026 (B)	1,000	1,000
4.415%, SOFRRATE + 0.075%, 02/01/2027 (B)	3,400	3,400
4.405%, SOFRRATE + 0.065%, 03/26/2027 (B)	1,485	1,485
FFCB DN
0.000%, 08/01/2025 (C)	15,000	15,000
0.000%, 08/06/2025 (C)	50,000	49,971
0.040%, 08/07/2025 (A)	100,000	99,929
1.021%, 08/08/2025 (A)	50,000	49,959
0.000%, 08/13/2025 (C)	50,000	49,930
0.030%, 08/21/2025 (A)	9,180	9,158
0.000%, 09/08/2025 (C)	1,480	1,473
0.000%, 10/15/2025 (C)	50,000	49,556
FHLB
4.395%, SOFRRATE + 0.005%, 08/05/2025 (B)	19,070	19,070
4.350%, SOFRRATE + 0.010%, 08/11/2025 (B)	1,500	1,500
4.350%, SOFRRATE + 0.010%, 08/12/2025 (B)	2,300	2,300

SEI Daily Income Trust	5

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.340%, SOFRRATE + 0.000%, 08/14/2025 (B)	$10,510	$10,510
4.340%, SOFRRATE + 0.000%, 08/21/2025 (B)	2,005	2,005
4.350%, SOFRRATE + 0.010%, 08/26/2025 (B)	2,600	2,600
4.340%, SOFRRATE + 0.000%, 08/29/2025 (B)	14,475	14,475
4.350%, SOFRRATE + 0.010%, 09/02/2025 (B)	3,800	3,800
4.345%, SOFRRATE + 0.005%, 09/12/2025 (B)	8,760	8,760
4.335%, SOFRRATE + -0.005%, 10/06/2025 (B)	1,700	1,700
4.345%, SOFRRATE + 0.005%, 10/21/2025 (B)	11,765	11,765
4.345%, SOFRRATE + 0.005%, 10/27/2025 (B)	61,000	61,000
4.350%, SOFRRATE + 0.010%, 11/19/2025 (B)	4,400	4,400
4.350%, SOFRRATE + 0.010%, 11/28/2025 (B)	5,300	5,300
4.350%, SOFRRATE + 0.010%, 12/02/2025 (B)	3,325	3,325
4.350%, SOFRRATE + 0.010%, 12/03/2025 (B)	4,990	4,990
4.355%, SOFRRATE + 0.015%, 12/12/2025 (B)	3,500	3,500
4.340%, SOFRRATE + 0.000%, 12/18/2025 (B)	1,775	1,775
4.340%, SOFRRATE + 0.000%, 12/19/2025 (B)	2,105	2,105
4.340%, SOFRRATE + 0.000%, 12/22/2025 (B)	710	710
4.355%, SOFRRATE + 0.015%, 12/23/2025 (B)	3,500	3,500
4.340%, SOFRRATE + 0.000%, 12/24/2025 (B)	3,500	3,500
4.340%, SOFRRATE + 0.000%, 12/26/2025 (B)	4,910	4,910
4.340%, SOFRRATE + 0.000%, 12/30/2025 (B)	5,085	5,085
4.340%, SOFRRATE + 0.000%, 01/13/2026 (B)	7,195	7,195
4.350%, SOFRRATE + 0.010%, 02/17/2026 (B)	1,755	1,755
4.380%, 03/23/2026	7,400	7,400
4.340%, 04/17/2026	12,215	12,215
4.335%, 04/17/2026	4,090	4,090
4.350%, 06/05/2026	5,400	5,399
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.440%, SOFRRATE + 0.100%, 06/26/2026 (B)	$4,455	$4,455

Total U.S. Government Agency Obligations
(Cost $608,989) ($ Thousands)		608,989

Total Investments — 101.3%
(Cost $1,492,114) ($ Thousands)		$1,492,114

Percentages are based on a Net Assets of $1,473,396 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Zero coupon security.

As of July 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 100.8%
U.S. Treasury Bill - When Issued (A)
4.279%, 09/18/2025	$64,000	$63,639
U.S. Treasury Bill - WI Post Auction (A)
4.181%, 11/06/2025	3,163	3,128
U.S. Treasury Bills (A)
4.243%, 08/05/2025	30,125	30,111
4.224%, 08/07/2025	22,750	22,734
4.262%, 08/12/2025	1,500	1,498
4.428%, 08/19/2025	20,150	20,106
4.286%, 08/21/2025	69,000	68,836
4.268%, 08/26/2025	53,890	53,731
4.276%, 08/28/2025	125,195	124,796
4.301%, 09/02/2025	69,490	69,227
4.268%, 09/04/2025	156,320	155,694
4.258%, 09/09/2025	46,723	46,511
4.291%, 09/11/2025	19,000	18,908
4.289%, 09/16/2025	118,500	117,856
4.290%, 09/23/2025	18,400	18,285
4.201%, 09/25/2025	5,797	5,761
4.279%, 09/30/2025	10,232	10,160
4.191%, 10/23/2025	1,900	1,882
4.254%, 10/28/2025	10,500	10,392
4.215%, 10/30/2025	17,105	16,930
4.244%, 11/04/2025	7,300	7,219
4.290%, 11/12/2025	46,200	45,641
4.284%, 11/18/2025	1,100	1,086
4.228%, 11/20/2025	15,545	15,347
4.285%, 11/25/2025	13,637	13,451
4.266%, 11/28/2025	8,300	8,186
0.000%, 12/02/2025	10,801	10,650
4.239%, 12/04/2025	9,023	8,893
4.238%, 12/11/2025	10,675	10,513
4.244%, 12/18/2025	1,900	1,870
4.223%, 12/26/2025	15,825	15,560
4.198%, 01/02/2026	12,740	12,516
4.232%, 01/08/2026	6,490	6,370
4.209%, 01/15/2026	2,400	2,354
4.203%, 01/22/2026	1,100	1,078
4.208%, 01/29/2026	2,300	2,252
4.124%, 03/19/2026	16,600	16,180
4.093%, 05/14/2026	12,775	12,377
4.104%, 06/11/2026	10,401	10,044
U.S. Treasury Notes
4.379%, USBMMY3M + 0.170%, 10/31/2025 (B)	8,328	8,328
0.375%, 11/30/2025	300	296
4.250%, 12/31/2025	990	990
0.375%, 12/31/2025	655	645
4.454%, USBMMY3M + 0.245%, 01/31/2026 (B)	13,465	13,467
0.375%, 01/31/2026	960	942
4.625%, 02/28/2026	800	802
0.500%, 02/28/2026	700	686
Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.359%, USBMMY3M + 0.150%, 04/30/2026 (B)	$4,600	$4,600
1.625%, 05/15/2026	2,275	2,233
4.625%, 06/30/2026	4,895	4,915
0.875%, 06/30/2026	680	660
4.391%, USBMMY3M + 0.182%, 07/31/2026 (B)	23,040	23,050
4.414%, USBMMY3M + 0.205%, 10/31/2026 (B)	23,745	23,754
4.307%, USBMMY3M + 0.098%, 01/31/2027 (B)	53,390	53,379
4.369%, USBMMY3M + 0.160%, 04/30/2027 (B)	31,310	31,310

Total U.S. Treasury Obligations
(Cost $1,231,829) ($ Thousands)		1,231,829

Total Investments — 100.8%
(Cost $1,231,829) ($ Thousands)		$1,231,829

Percentages are based on a Net Assets of $1,222,106 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of July 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	7

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 34.0%
Communication Services — 0.4%
Charter Communications Operating LLC
6.150%, 11/10/2026	$835	$847

Consumer Discretionary — 4.2%
American Honda Finance
4.550%, 07/09/2027	1,195	1,198
AutoZone
5.050%, 07/15/2026	450	452
BMW US Capital LLC
1.250%, 08/12/2026 (A)	500	484
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	1,220	1,217
General Motors
6.125%, 10/01/2025	701	702
Home Depot
4.692%, SOFRRATE + 0.330%, 12/24/2025 (B)	1,045	1,046
Hyundai Capital America
6.250%, 11/03/2025 (A)	250	251
5.450%, 06/24/2026 (A)	275	277
5.250%, 01/08/2027 (A)	1,250	1,260
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (A)	475	477
O'Reilly Automotive
5.750%, 11/20/2026	210	213
Toyota Motor Credit
4.500%, 05/14/2027	350	351
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	330	326

		8,254

Consumer Staples — 1.3%
BAT Capital
3.215%, 09/06/2026	760	749
Element Fleet Management
5.643%, 03/13/2027 (A)	290	294
Mars
4.450%, 03/01/2027 (A)	1,465	1,467

		2,510

Energy — 1.0%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	55	56
ONEOK
5.550%, 11/01/2026	1,425	1,440
Williams
5.400%, 03/02/2026	485	487

		1,983
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 18.5%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	$300	$305
Ares Capital
7.000%, 01/15/2027	250	257
Athene Global Funding
5.684%, 02/23/2026 (A)	445	448
5.349%, 07/09/2027 (A)	270	273
Bank of America
5.080%, SOFRRATE + 1.290%, 01/20/2027 (B)	275	276
4.623%, SOFRRATE + 1.110%, 05/09/2029 (B)	250	251
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	1,170	1,138
Bank of Montreal MTN
4.978%, SOFRINDX + 0.620%, 09/15/2026 (B)	675	677
Bank of New York Mellon
4.587%, SOFRRATE + 0.693%, 04/20/2027 (B)	1,090	1,091
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (A)	350	351
BPCE
5.203%, 01/18/2027 (A)	300	303
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	240	244
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	1,235	1,222
Commonwealth Bank of Australia
4.901%, SOFRRATE + 0.520%, 06/15/2026 (A)(B)	425	426
Cooperatieve Rabobank UA
4.372%, 05/27/2027	500	502
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	1,250	1,225
Corebridge Global Funding
5.750%, 07/02/2026 (A)	180	182
Credit Agricole
5.589%, 07/05/2026 (A)	420	425
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	1,070	1,052
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	305	306
Deutsche Bank NY
5.564%, SOFRRATE + 1.219%, 11/16/2027 (B)	550	551
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	300	301

8	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	$325	$327
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	375	375
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	1,255	1,236
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	300	302
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	1,240	1,255
JPMorgan Chase
1.470%, SOFRRATE + 0.765%, 09/22/2027 (B)	1,560	1,507
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	300	301
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	200	202
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	1,335	1,304
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	300
4.650%, 01/27/2026	460	460
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	275	276
Morgan Stanley MTN
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	1,545	1,499
Morgan Stanley Bank
4.754%, 04/21/2026	250	251
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	250	255
NTT Finance
4.567%, 07/16/2027 (A)	1,185	1,186
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	250	253
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	175	179
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	90	91
5.102%, SOFRRATE + 0.796%, 07/23/2027 (B)	975	979
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	235	237
3.000%, 04/18/2026 (A)	500	494
Royal Bank of Canada MTN
5.069%, SOFRRATE + 0.790%, 07/23/2027 (B)	1,220	1,225
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	$1,075	$1,047
Standard Chartered PLC
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	350	352
State Street
5.002%, SOFRRATE + 0.640%, 10/22/2027 (B)	355	356
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	1,450	1,465
4.946%, SOFRRATE + 0.590%, 09/10/2026 (B)	425	425
Truist Bank
4.671%, SOFRRATE + 0.590%, 05/20/2027 (B)	1,785	1,785
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)	300	302
1.250%, 06/01/2026	500	487
UBS Group
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	1,365	1,342
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/2027 (B)	1,275	1,274
Wells Fargo MTN
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	1,495	1,477
Wells Fargo Bank
4.811%, 01/15/2026	350	350

		36,962

Health Care — 2.2%
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	200	203
CVS Health
5.000%, 02/20/2026	275	275
HCA
5.224%, SOFRRATE + 0.870%, 03/01/2028 (B)	745	750
Illumina
5.800%, 12/12/2025	300	301
PeaceHealth Obligated Group
1.375%, 11/15/2025	800	791
Royalty Pharma PLC
1.200%, 09/02/2025	1,240	1,236
RWJ Barnabas Health
2.954%, 07/01/2026	315	310
Solventum
5.450%, 02/25/2027	225	228

SEI Daily Income Trust	9

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Stryker
4.550%, 02/10/2027	$300	$301

		4,395

Industrials — 2.0%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	255
1.750%, 01/30/2026	1,355	1,337
Air Lease
2.200%, 01/15/2027	1,080	1,045
Air Lease MTN
2.875%, 01/15/2026	500	496
Caterpillar Financial Services
4.500%, 01/07/2027	300	301
John Deere Capital
4.500%, 01/08/2027	300	301
Penske Truck Leasing LP
5.750%, 05/24/2026 (A)	250	252

		3,987

Information Technology — 1.0%
Broadcom
3.459%, 09/15/2026	1,005	995
Oracle
1.650%, 03/25/2026	1,090	1,069

		2,064

Materials — 0.1%
International Flavors & Fragrances
1.230%, 10/01/2025 (A)	155	154

Utilities — 3.3%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	260	262
American Electric Power
5.699%, 08/15/2025	350	350
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	136	137
DTE Electric
4.250%, 05/14/2027	160	160
Duke Energy
5.000%, 12/08/2025	500	501
Duke Energy Progress NC Storm Funding LLC
1.295%, 07/01/2028	419	396
Georgia Power
4.638%, SOFRINDX + 0.280%, 09/15/2026 (B)	500	500
NextEra Energy Capital Holdings
5.749%, 09/01/2025	225	225
5.164%, SOFRINDX + 0.800%, 02/04/2028 (B)	1,210	1,220
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NYSEG Storm Funding LLC
4.713%, 05/01/2029	$415	$416
Pacific Gas and Electric
5.304%, SOFRINDX + 0.950%, 09/04/2025 (B)	995	995
Southern California Edison
5.350%, 03/01/2026	1,065	1,069
Spire
5.300%, 03/01/2026	400	401

		6,632

Total Corporate Obligations
(Cost $67,599) ($ Thousands)		67,788

ASSET-BACKED SECURITIES — 31.0%
Automotive — 19.1%
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	320	322
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	487	493
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	82	82
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	216	214
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	54	55
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	84	84
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	738	742
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (A)	100	100
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	115	115
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028 (A)	240	240
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (A)	1,050	1,040
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	150	149
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/2026	136	137
BMW Vehicle Lease Trust, Ser 2024-1, Cl A4
5.000%, 06/25/2027	250	251

10	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	$343	$342
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2A
4.430%, 09/27/2027	150	150
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	109	108
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	350	352
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	75	75
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	730	730
Carmax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	294	295
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	301	301
Carmax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	475	479
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	885	892
Carmax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/2026	45	46
Carmax Auto Owner Trust, Ser 2025-3, Cl A2A
4.420%, 08/15/2028	70	70
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	114	112
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	24	23
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	62	60
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	78	77
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	16	16
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	9	9
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	17	17
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	36	35
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Auto Owner Trust, Ser 2024-3A, Cl A2
5.530%, 09/27/2027 (A)	$220	$221
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	152	153
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	28	28
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	6	6
CPS Auto Receivables Trust, Ser 2025-C, Cl B
4.710%, 12/17/2029 (A)	750	750
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	550	554
Drive Auto Receivables Trust, Ser 2025-1, Cl A3
4.730%, 09/15/2032	365	366
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	12	12
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (A)	73	74
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	59	60
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	179	180
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	539	546
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	168	169
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	116	116
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (A)	15	15
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	970	971
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (A)	116	116
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	42	42

SEI Daily Income Trust	11

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	$161	$163
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	12	12
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	273	273
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A2A
4.370%, 03/15/2028	705	704
Ford Credit Auto Owner Trust, Ser 2022-B, Cl A4
3.930%, 08/15/2027	250	249
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	138	138
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	293	293
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	470	470
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	300	301
Ford Credit Floorplan Master Owner Trust A, Ser 2025-1, Cl A1
4.630%, 04/15/2030	1,140	1,148
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	86	86
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl A1
4.716%, 04/15/2026 (A)	276	276
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	91	92
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
5.380%, 11/20/2026	201	201
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A3
4.210%, 10/20/2027	500	499
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A1
4.408%, 02/20/2026	35	35
GM Financial Consumer Automobile Receivables Trust, Ser 2021-4, Cl A4
0.990%, 10/18/2027	470	466
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	902	907
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	$75	$75
Gm Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A2A
4.320%, 06/16/2028	245	245
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	495	496
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	800	806
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	980	983
Hertz Vehicle Financing III LLC, Ser 2023-3A, Cl A
5.940%, 02/25/2028 (A)	225	228
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	399	402
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	332	332
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	140	140
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	47	47
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A3
5.020%, 03/15/2027 (A)	500	501
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (A)	370	372
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	130	130
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A2A
4.370%, 01/18/2028 (A)	405	405
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	305	305
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2A
4.450%, 08/15/2028	220	220
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	12	12
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	151	154

12	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A2A
4.630%, 05/15/2028 (A)	$100	$100
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	324	324
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	55	55
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	115	116
Mercedes-Benz Auto Receivables Trust, Ser 2024-1, Cl A3
4.800%, 04/16/2029	500	502
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl A2
4.420%, 09/15/2029 (A)	180	180
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	159	160
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	500	501
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	500	494
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	451	455
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	2	2
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	388	390
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	41	41
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	349	351
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	500	501
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	195	196
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	4	4
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	103	104
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	$585	$581
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	11	11
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	188	189
SBNA Auto Lease Trust, Ser 2024-C, Cl A2
4.940%, 11/20/2026 (A)	20	20
SCCU Auto Receivables Trust, Ser 2025-1A, Cl A2
4.670%, 11/15/2028 (A)	130	130
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	228	229
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	205	205
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	3	3
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/2030 (A)	180	180
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	530	530
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	106	107
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	195	195
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A2A
4.290%, 06/15/2028	240	240
Toyota Lease Owner Trust, Ser 2024-A, Cl A4
5.260%, 06/20/2028 (A)	500	504
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (A)	118	118
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	305	305
USB Auto Owner Trust, Ser 2025-1A, Cl A2
4.510%, 06/15/2028 (A)	660	660
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A2A
4.430%, 12/20/2027	435	435
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	33	34

SEI Daily Income Trust	13

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	$41	$41
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (A)	400	402
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	45	45
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	830	834
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	255	256
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	239	242
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	233	234
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	360	361
World Omni Auto Receivables Trust, Ser 2022-A, Cl A4
1.900%, 03/15/2028	500	493
World Omni Auto Receivables Trust, Ser 2022-B, Cl A4
3.440%, 03/15/2028	500	496
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	219	219
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A4
5.250%, 09/17/2029	475	480
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	125	125
		38,138

Credit Card — 2.2%
American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	100	100
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	765	771
Barclays Dryrock Issuance Trust, Ser 2023- 1, Cl A
4.720%, 02/15/2029	745	746
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CARDS II Trust, Ser 2024-1A, Cl A
5.017%, SOFRRATE + 0.680%, 07/15/2029 (A)(B)	$410	$410
Evergreen Credit Card Trust, Ser 2025- CRT5, Cl B
5.240%, 05/15/2029 (A)	355	358
Golden Credit Card Trust, Ser 2021-1A, Cl A
1.140%, 08/15/2028 (A)	1,595	1,542
WF Card Issuance Trust, Ser 2025-A1, Cl A
4.340%, 05/15/2030	425	426
		4,353

Miscellaneous Business Services — 9.7%
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	115	115
AGL CLO 14, Ser 2025-14A, Cl AR
5.456%, TSFR3M + 1.130%, 12/02/2034 (A)(B)	500	501
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	36	37
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	426	430
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.398%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	309	309
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.597%, TSFR3M + 1.272%, 04/20/2031 (A)(B)	34	34
Apidos CLO XXIII, Ser 2025-23A, Cl ARR
5.368%, TSFR3M + 1.050%, 04/15/2033 (A)(B)	493	493
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.537%, TSFR3M + 1.212%, 10/20/2030 (A)(B)	157	157
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	71	66
Auxilior Term Funding LLC, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	74	74
Bain Capital Credit CLO, Ser 2024-4A, Cl A1R
5.526%, TSFR3M + 1.200%, 10/20/2034 (A)(B)	250	250
Bain Capital Credit CLO, Ser 2025-1A, Cl A1
5.457%, TSFR3M + 1.160%, 04/23/2038 (A)(B)	1,000	1,001
Carbone CLO, Ser 2017-1A, Cl A1
5.727%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	70	70

14	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.554%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	$110	$110
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.567%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	121	122
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	92	93
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	100	100
CIFC Funding, Ser 2017-1A, Cl ARR
5.704%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	118	118
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	285	286
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	285	284
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	310	310
Dewolf Park CLO, Ser 2021-1A, Cl AR
5.499%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	208	208
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	164	165
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	8	8
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	8	8
DLLST LLC, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	15	15
Elmwood CLO 15, Ser 2025-2A, Cl A1R
5.408%, TSFR3M + 1.150%, 04/22/2035 (A)(B)	500	500
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	412	408
GreatAmerica Leasing Receivables Funding LLC, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	30	30
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	146	147
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	38	37
HINNT 2024-A LLC, Ser 2024-A, Cl A
5.490%, 03/15/2043 (A)	883	893
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	740	741
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	115	115
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust, Ser 2025-B, Cl A2A
4.280%, 07/17/2028	$175	$175
KKR CLO, Ser 2017-11, Cl AR
5.759%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	80	80
KKR CLO, Ser 2018-21, Cl A
5.579%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	146	146
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	44	44
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	500	500
Kubota Credit Owner Trust, Ser 2025-2A, Cl A2
4.480%, 04/17/2028 (A)	100	100
Madison Park Funding XXX, Ser 2024-30A, Cl A1R
5.678%, TSFR3M + 1.360%, 07/16/2037 (A)(B)	875	877
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	14	14
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	76	76
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	254	254
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	228	214
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	302	274
Neuberger Berman Loan Advisers CLO 45, Ser 2025-45A, Cl AR
5.380%, TSFR3M + 1.060%, 10/14/2036 (A)(B)	750	749
Neuberger Berman Loan Advisers CLO, Ser 2024-25A, Cl AR2
5.729%, TSFR3M + 1.400%, 07/18/2038 (A)(B)	750	752
OCP CLO, Ser 2018-5A, Cl A1R
5.655%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	3	3
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	431	429

SEI Daily Income Trust	15

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
5.379%, TSFR3M + 1.062%, 10/15/2029 (A)(B)	$1	$1
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
5.368%, TSFR3M + 1.050%, 10/15/2032 (A)(B)	417	417
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	350	350
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	205	207
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	100	100
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.476%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	725	726
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	59	55
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	647	647
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (A)	1,375	1,383
Verizon Master Trust, Ser 2023-5, Cl A1A
5.610%, 09/08/2028	375	375
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	750	762
Verizon Master Trust, Ser 2024-6, Cl B
4.420%, 08/20/2030	485	483
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	50	50
Volvo Financial Equipment LLC, Ser 2025- 1A, Cl A2
4.410%, 11/15/2027 (A)	75	75
Voya CLO, Ser 2018-2A, Cl A1R
5.550%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	85	85
Voya CLO, Ser 2025-3A, Cl A1RR
5.386%, TSFR3M + 1.060%, 04/20/2034 (A)(B)	725	726
		19,364

Total Asset-Backed Securities
(Cost $61,742) ($ Thousands)		61,855

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bill - When Issued
4.227%, 09/18/2025 (C)	4,525	4,499
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bills
4.246%, 12/26/2025 (C)	$1,050	$1,032
4.223%, 02/19/2026 (C)	975	953
U.S. Treasury Notes
3.750%, 08/31/2026	2,000	1,991
3.250%, 06/30/2027	7,450	7,355
2.500%, 02/28/2026	3,025	2,994
1.625%, 11/30/2026	5,025	4,867
1.250%, 12/31/2026	4,275	4,111
0.750%, 05/31/2026	350	340
0.750%, 08/31/2026	675	651

Total U.S. Treasury Obligations
(Cost $28,821) ($ Thousands)		28,793

MORTGAGE-BACKED SECURITIES — 12.8%
Agency Mortgage-Backed Obligations — 2.9%
FHLMC
6.149%, H15T1Y + 2.150%, 02/01/2030(B)	1	1
3.000%, 03/01/2030 to 09/01/2030	389	379
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	85	85
FHLMC REMIC, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	734	722
FHLMC REMIC, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	573	562
FHLMC REMIC, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	347	345
FNMA
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	1	1
6.000%, 01/01/2027	1	1
3.500%, 08/01/2032	178	174
3.000%, 10/01/2030 to 12/01/2030	279	272
FNMA REMIC, Ser 2001-33, Cl FA
4.915%, SOFR30A + 0.564%, 07/25/2031(B)	1	1
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	61	58
FNMA REMIC, Ser 2015-57, Cl CA
3.000%, 08/25/2034	149	146
FNMA REMIC, Ser 2017-81, Cl YA
3.000%, 05/25/2046	393	378
FNMA REMIC, Ser 2019-3, Cl BA
3.200%, 02/25/2049	963	921
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	912	898

16	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-50, Cl BD
3.000%, 04/20/2050	$910	$867

		5,811

Non-Agency Mortgage-Backed Obligations — 9.9%
ALA Trust, Ser OANA, Cl A
6.085%, TSFR1M + 1.743%, 06/15/2040(A)(B)	760	764
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	13	13
BPR Trust, Ser 2021-TY, Cl A
5.507%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	960
BRAVO Residential Funding Trust, Ser 2020- NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	31	31
BRAVO Residential Funding Trust, Ser 2021- NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	67	62
BRAVO Residential Funding Trust, Ser 2021- NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	40	39
BRAVO Residential Funding Trust, Ser 2021- NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	121	112
BSPRT, Ser 2022-FL8, Cl A
5.840%, SOFR30A + 1.500%, 02/15/2037(A)(B)	139	139
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	14	14
BX Commercial Mortgage Trust, Ser 2021- SOAR, Cl B
5.327%, TSFR1M + 0.984%, 06/15/2038(A)(B)	758	758
BX Commercial Mortgage Trust, Ser 2021- VOLT, Cl A
5.156%, TSFR1M + 0.814%, 09/15/2036(A)(B)	266	266
BX Commercial Mortgage Trust, Ser CSMO, Cl A
6.457%, TSFR1M + 2.115%, 06/15/2027(A)(B)	225	226
BX Trust, Ser 2021-LGCY, Cl A
4.963%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	598
BX Trust, Ser 2022-LBA6, Cl A
5.342%, TSFR1M + 1.000%, 01/15/2039(A)(B)	625	626
BX Trust, Ser ARIA, Cl A
5.356%, TSFR1M + 1.014%, 10/15/2036(A)(B)	120	120
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser GW, Cl A
5.942%, TSFR1M + 1.600%, 07/15/2042(A)(B)	$725	$727
BX, Ser 2021-MFM1, Cl B
5.407%, TSFR1M + 1.064%, 01/15/2034(A)(B)	385	385
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
5.550%, SOFR30A + 1.200%, 02/25/2050(A)(B)	214	210
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	7	7
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	8	8
Citigroup Mortgage Loan Trust, Ser 2018- RP2, Cl A1
3.500%, 02/25/2058(A)(B)	52	51
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	75	68
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	54	50
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	137	117
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	201	168
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	60	55
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	370	313
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	357	304
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.000%, SOFR30A + 1.650%, 12/25/2041(A)(B)	250	251
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.250%, SOFR30A + 1.900%, 12/25/2041(A)(B)	625	632
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.650%, SOFR30A + 2.300%, 01/25/2043(A)(B)	97	99
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.850%, SOFR30A + 2.500%, 04/25/2043(A)(B)	163	165

SEI Daily Income Trust	17

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
5.500%, SOFR30A + 1.150%, 03/25/2044(A)(B)	$100	$100
CSAIL Commercial Mortgage Trust, Ser C14, Cl ASB
4.359%, 11/15/2051(B)	90	90
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	156	127
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	31	30
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	57	50
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	11	11
ELM Trust, Ser ELM, Cl A10
5.801%, 06/10/2039(A)(B)	180	181
ELM Trust, Ser ELM, Cl A15
5.801%, 06/10/2039(A)(B)	335	337
ELP Commercial Mortgage Trust, Ser 2021- ELP, Cl A
5.158%, TSFR1M + 0.815%, 11/15/2038(A)(B)	526	525
Extended Stay America Trust, Ser 2021- ESH, Cl B
5.837%, TSFR1M + 1.494%, 07/15/2038(A)(B)	214	215
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.650%, SOFR30A + 1.300%, 02/25/2042(A)(B)	51	51
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.600%, SOFR30A + 1.250%, 05/25/2044(A)(B)	178	178
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
5.600%, SOFR30A + 1.250%, 03/25/2044(A)(B)	169	169
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.365%, SOFR30A + 6.014%, 10/25/2028(B)	85	87
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.792%, TSFR1M + 1.450%, 12/15/2039(A)(B)	430	431
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	2	2
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
HLTN Commercial Mortgage Trust, Ser DPLO, Cl A
5.983%, TSFR1M + 1.642%, 06/15/2041(A)(B)	$350	$350
Imperial Fund Mortgage Trust, Ser 2021- NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	215	186
Imperial Fund Mortgage Trust, Ser 2021- NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	160	135
Imperial Fund Mortgage Trust, Ser 2021- NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	177	153
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	184	182
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.615%, 10/25/2029(A)(B)	324	317
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.217%, TSFR1M + 0.864%, 04/25/2046(A)(B)	51	50
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	38	36
MF1, Ser 2022-FL8, Cl A
5.701%, TSFR1M + 1.350%, 02/19/2037(A)(B)	291	291
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	39	38
MHC Commercial Mortgage Trust, Ser 2021- MHC, Cl B
5.557%, TSFR1M + 1.215%, 04/15/2038(A)(B)	536	537
MHP, Ser 2021-STOR, Cl A
5.157%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	155
MHP, Ser 2022-MHIL, Cl A
5.157%, TSFR1M + 0.815%, 01/15/2039(A)(B)	104	104
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	12	12
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	106	104
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	523	512
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	155	151

18	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	$72	$68
Morgan Stanley Capital I Trust, Ser 2019- H6, Cl A2
3.228%, 06/15/2052	17	17
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	56	55
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	96	95
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	64	62
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	149	144
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.787%, 09/25/2057(A)(B)	72	68
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	26	25
NYC Commercial Mortgage Trust, Ser 3BP, Cl A
5.555%, TSFR1M + 1.213%, 02/15/2042(A)(B)	785	781
OBX Trust, Ser 2018-1, Cl A2
5.117%, TSFR1M + 0.764%, 06/25/2057(A)(B)	9	9
Paragon Mortgages No. 12 PLC, Ser 2006- 12A, Cl A2C
4.824%, SOFRRATE + 0.482%, 11/15/2038(A)(B)	30	30
PRPM LLC, Ser 2025-RCF3, Cl A1
5.250%, 07/25/2055(A)(D)	215	215
Residential Mortgage Loan Trust, Ser 2020- 1, Cl A1
2.376%, 01/26/2060(A)(B)	5	5
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	2	2
SREIT Trust, Ser 2021-MFP, Cl B
5.536%, TSFR1M + 1.194%, 11/15/2038(A)(B)	398	398
SREIT Trust, Ser MFP, Cl A
5.187%, TSFR1M + 0.845%, 11/15/2038(A)(B)	84	84
STAR Trust, Ser 2024-SFR4, Cl A
6.092%, TSFR1M + 1.750%, 10/17/2041(A)(B)	484	488
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
STAR Trust, Ser 2024-SFR4, Cl B
6.442%, TSFR1M + 2.100%, 10/17/2041(A)(B)	$175	$176
STAR Trust, Ser 2025-SFR5, Cl B
6.092%, TSFR1M + 1.750%, 02/17/2042(A)(B)	550	551
STAR Trust, Ser 2025-SFR5, Cl A
5.792%, TSFR1M + 1.450%, 02/17/2042(A)(B)	285	285
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	16	16
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	26	25
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	11	11
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	63	63
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	21	21
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	122	120
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	308	296
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	122	110
TTAN, Ser 2021-MHC, Cl B
5.557%, TSFR1M + 1.214%, 03/15/2038(A)(B)	210	210
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	337	333
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	70	63
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	141	126
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	92	82
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	127	117
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	64	61
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	8	8

SEI Daily Income Trust	19

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	$23	$23
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	89	88
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	139	137
Wells Fargo Commercial Mortgage Trust, Ser NXS6, Cl ASB
2.827%, 11/15/2049	15	14
		19,717

Total Mortgage-Backed Securities
(Cost $25,906) ($ Thousands)		25,528

MUNICIPAL BONDS — 1.6%
New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	595	596

New York — 0.9%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	330	330
City of New York New York, Ser H, GO
4.542%, 02/01/2027	205	206
New York City Transitional Finance Authority, RB
4.724%, 11/01/2026	945	951
New York City Transitional Finance Authority, Sub-Ser, RB
4.507%, 11/01/2026	375	376
		1,863

Pennsylvania — 0.4%
City of Philadelphia Pennsylvania, Ser B, GO
4.460%, 08/01/2027	335	336
Pennsylvania Higher Educational Facilities Authority, RB
4.961%, 11/01/2025	205	205
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.503%, 09/01/2026	165	166
		707

Total Municipal Bonds
(Cost $3,155) ($ Thousands)		3,166
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 0.8%
Financials — 0.3%
ANZ Group Holdings
0.000%, 08/27/2025 (E)	$600	$600

Real Estate — 0.5%
CBRE Services
4.601%, 08/01/2025 (C)	1,000	1,000

Total Commercial Paper
(Cost $1,600) ($ Thousands)		1,600

REPURCHASE AGREEMENT(F) — 2.7%
BNP Paribas
4.370%, dated 07/31/2025 to be repurchased on 08/01/2025, repurchase price $5,400,656 (collateralized by U.S. Government Obligations, ranging in par value $1,000 - $2,895,323, 1.750% - 6.723%, 10/01/2029 – 07/01/2055; with a total market value $5,508,000)	5,400	5,400
Total Repurchase Agreement
(Cost $5,400) ($ Thousands)		5,400

Total Investments in Securities — 97.3%
(Cost $194,223) ($ Thousands)		$194,130

20	SEI Daily Income Trust

Percentages are based on Net Assets of $199,553 ($ Thousands).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2025, the value of these securities amounted to $73,139 ($ Thousands), representing 36.7% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.
(F)	Tri-Party Repurchase Agreement.

As of July 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	21

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 71.8%
Agency Mortgage-Backed Obligations — 71.8%
FHLMC
6.000%, 12/01/2052 to 03/01/2053	$2,067	$2,113
5.500%, 02/01/2053	2,508	2,505
4.500%, 04/01/2026 to 12/01/2039	586	580
4.000%, 01/01/2033 to 07/01/2049	3,670	3,583
3.500%, 01/01/2029 to 05/01/2035	8,154	8,015
3.000%, 12/01/2031 to 12/01/2046	7,191	6,614
2.500%, 06/01/2030 to 02/01/2032	2,450	2,353
2.000%, 06/01/2036	591	540
1.500%, 09/01/2041	483	395
FHLMC Multifamily Structured Pass-Through Certificates, Ser 170, Cl X1, IO
0.209%, 02/25/2035(A)	7,889	159
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	443	439
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.729%, 06/25/2027(A)	16,745	178
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.587%, 01/25/2030(A)	12,101	711
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.577%, 01/25/2031(A)	13,470	343
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.511%, 03/25/2031(A)	10,100	233
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.353%, 01/25/2033(A)	14,646	369
FHLMC Multifamily Structured Pass-Through Certificates, Ser K167, Cl X1, IO
0.154%, 10/25/2034(A)	15,850	256
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,414
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,237
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,461
FHLMC Multifamily Structured Pass-Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,840
FHLMC Multifamily Structured Pass-Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	3,300	3,319
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.610%, 10/25/2026(A)	20,455	124
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.768%, 03/25/2028(A)	$7,468	$83
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
4.924%, SOFR30A + 0.604%, 02/25/2026(A)	1,513	1,514
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
4.914%, SOFR30A + 0.594%, 04/25/2026(A)	2,971	2,972
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
4.934%, SOFR30A + 0.614%, 10/25/2026(A)	142	142
FHLMC REMIC, Ser 2003-2571, Cl FY
5.204%, SOFR30A + 0.864%, 12/15/2032(A)	1,156	1,163
FHLMC REMIC, Ser 2006-3148, Cl CF
4.854%, SOFR30A + 0.514%, 02/15/2034(A)	52	51
FHLMC REMIC, Ser 2006-3153, Cl FX
4.804%, SOFR30A + 0.464%, 05/15/2036(A)	39	38
FHLMC REMIC, Ser 2006-3174, Cl FA
4.754%, SOFR30A + 0.414%, 04/15/2036(A)	792	786
FHLMC REMIC, Ser 2006-3219, Cl EF
4.854%, SOFR30A + 0.514%, 04/15/2032(A)	1,166	1,161
FHLMC REMIC, Ser 2007-3339, Cl HF
4.974%, SOFR30A + 0.634%, 07/15/2037(A)	1,203	1,198
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	472	470
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	932	914
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	798	796
FHLMC REMIC, Ser 2011-3788, Cl FA
4.984%, SOFR30A + 0.644%, 01/15/2041(A)	1,647	1,640
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	7,604	7,372
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	24	–
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	5	–
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	22	–
FHLMC REMIC, Ser 2012-4107, Cl HE
1.500%, 10/15/2041	3,588	3,380
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	2,427	2,341

22	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	$782	$687
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	320	311
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	321	312
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	15	–
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	28	–
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	238	17
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	64	1
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	75	2
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	192	5
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	106	2
FHLMC REMIC, Ser 2013-4200, Cl LC
2.000%, 05/15/2033	4,658	4,345
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	23	–
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	693	655
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,960
FHLMC REMIC, Ser 2014-4292, Cl P
3.500%, 03/15/2043	612	597
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	116	1
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	5,210	5,036
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	799	776
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	590	565
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	815	775
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	193	10
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,449	1,401
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	367	48
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	335	322
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	1,749	1,707
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	1,290	1,256
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	$1,576	$1,550
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	4,466	4,343
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	470	444
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	4,367	3,893
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	490	97
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,547	235
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,648	518
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	2,260	458
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,149	924
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	1,691	1,564
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	5,232	4,502
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	2,995	416
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,491	506
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	3,041	490
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	1,863	1,625
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	3,235	535
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	2,205	2,086
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	4,784	4,579
FHLMC REMIC, Ser 2022-5243, Cl AV
5.000%, 06/25/2033	3,549	3,522
FHLMC REMIC, Ser 2022-5263, Cl GA
5.000%, 09/25/2045	3,418	3,405
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	628	623
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	3,306	562
FHLMC REMIC, Ser 2024-5413, Cl KV
5.500%, 03/25/2035	6,714	6,831
FHLMC REMIC, Ser 2024-5491, Cl CV
5.500%, 11/25/2035	6,276	6,364
FHLMC REMIC, Ser 2025-5538, Cl AV
5.000%, 04/25/2036	7,359	7,328
FHLMC REMIC, Ser 2025-5558, Cl EA
5.000%, 10/25/2052	4,487	4,456

SEI Daily Income Trust	23

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	$2,974	$2,782
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	3,059	2,868
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,558	1,496
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	3,098	2,971
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	5,265	5,027
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	836	778
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	3,978	3,671
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	516	460
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	6,234	5,664
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,080	969
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	152	161
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,408	220
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	182	4
FHLMC, Ser 2020-373, Cl 100
1.000%, 10/25/2038	3,603	3,222
FHLMC, Ser 2022-386, Cl C10, IO
2.500%, 02/15/2042	4,901	574
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,483	532
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,235	557
FNMA
7.000%, 06/01/2037	1	1
6.935%, H15T1Y + 2.165%, 08/01/2029(A)	10	11
6.500%, 05/01/2026 to 01/01/2036	28	29
6.000%, 07/01/2038 to 05/01/2053	6,597	6,775
5.500%, 06/01/2038 to 06/01/2053	5,203	5,200
5.170%, 02/01/2029	3,325	3,401
5.065%, 12/01/2028	2,440	2,489
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.820%, 04/01/2029	$2,595	$2,636
4.500%, 04/01/2026 to 08/01/2044	5,190	5,180
4.400%, 07/01/2030	1,213	1,211
4.390%, 04/01/2029	2,862	2,875
4.000%, 05/01/2026 to 08/01/2051	3,245	3,160
3.500%, 10/01/2027 to 02/01/2045	18,174	17,682
3.000%, 09/01/2027 to 11/01/2036	8,397	8,042
2.960%, 01/01/2027	1,088	1,066
2.500%, 01/01/2028 to 09/01/2036	12,637	12,140
2.000%, 05/01/2036 to 12/01/2036	4,412	4,026
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	602	526
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	30	–
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,490	314
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	4,075	518
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	3,930	620
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,395	518
FNMA REMIC, Ser 2002-53, Cl FK
4.865%, SOFR30A + 0.514%, 04/25/2032(A)	23	23
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	563	570
FNMA REMIC, Ser 2006-76, Cl QF
4.865%, SOFR30A + 0.514%, 08/25/2036(A)	134	133
FNMA REMIC, Ser 2006-79, Cl DF
4.815%, SOFR30A + 0.464%, 08/25/2036(A)	97	96
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	139	145
FNMA REMIC, Ser 2007-64, Cl FB
4.835%, SOFR30A + 0.484%, 07/25/2037(A)	898	892
FNMA REMIC, Ser 2008-16, Cl FA
5.165%, SOFR30A + 0.814%, 03/25/2038(A)	385	386
FNMA REMIC, Ser 2009-110, Cl FD
5.215%, SOFR30A + 0.864%, 01/25/2040(A)	1,787	1,793
FNMA REMIC, Ser 2009-112, Cl FM
5.215%, SOFR30A + 0.864%, 01/25/2040(A)	1,143	1,147
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	696	690
FNMA REMIC, Ser 2009-82, Cl FC
5.385%, SOFR30A + 1.034%, 10/25/2039(A)	1,303	1,315

24	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-82, Cl FD
5.315%, SOFR30A + 0.964%, 10/25/2039(A)	$1,352	$1,361
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	317	316
FNMA REMIC, Ser 2010-56, Cl AF
4.970%, SOFR30A + 0.664%, 06/25/2040(A)	1,185	1,180
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	2,745	2,689
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	366	356
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	134	4
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	1,329	1,294
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,158	1,834
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	646	41
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	344	6
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.526%, 05/25/2042(A)	14	1
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	56	1
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	62	1
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	9	–
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	471	27
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	497	482
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	182	177
FNMA REMIC, Ser 2013-121, Cl FA
4.865%, SOFR30A + 0.514%, 12/25/2043(A)	7,983	7,917
FNMA REMIC, Ser 2013-130, Cl FQ
4.665%, SOFR30A + 0.314%, 06/25/2041(A)	1,157	1,148
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	586	568
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	345	335
FNMA REMIC, Ser 2013-76, Cl PH
2.500%, 09/25/2042	1,624	1,531
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	299	289
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	4,951	4,869
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2014-50, Cl SC, IO
2.025%, 08/25/2044(A)	$654	$43
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.885%, 04/25/2055(A)	538	24
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	314	308
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.187%, 06/25/2055(A)	568	28
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	532	517
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	287	26
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	65	3
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,018	976
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	22	–
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	1,624	240
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	309	295
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	370	73
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,316	1,243
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	987	961
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,450	258
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,160	1,124
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	5,749	5,647
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	1,884	1,782
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	7,270	7,181
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	1,228	1,220
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	624	586
FNMA REMIC, Ser 2019-42, Cl KA
3.000%, 07/25/2049	6,355	5,745
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	1,079	66
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	1,972	171
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,338	535
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	2,682	541

SEI Daily Income Trust	25

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	$1,302	$1,112
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,274	435
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,196	386
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	2,875	598
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,406	555
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	3,264	575
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	3,969	600
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	3,632	667
FNMA REMIC, Ser 2021-86, Cl T
2.500%, 09/25/2048	1,103	963
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,427	543
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	4,793	4,707
FNMA REMIC, Ser 2022-5, Cl AB
2.000%, 03/25/2050	1,635	1,351
FNMA REMIC, Ser 2022-72, Cl CB
5.250%, 07/25/2039	5,187	5,227
FNMA REMIC, Ser 2022-77, Cl CA
5.000%, 04/25/2039	1,648	1,640
FNMA REMIC, Ser 2023-53, Cl GB
6.000%, 08/25/2044	696	708
FNMA REMIC, Ser 2024-41, Cl DA
5.500%, 12/25/2051	10,228	10,275
FNMA REMIC, Ser 2025-3, Cl DA
5.500%, 04/25/2052	2,119	2,126
FNMA REMIC, Ser 2025-3, Cl BA
5.500%, 03/25/2052	2,298	2,304
FNMA REMIC, Ser 2025-34, Cl BA
5.000%, 12/25/2051	2,065	2,042
FNMA, Ser 2019-M21, Cl X1, IO
1.454%, 05/25/2029(A)	9,703	351
GNMA
6.500%, 12/15/2037 to 02/20/2039	74	78
6.000%, 02/15/2029 to 06/15/2041	328	339
5.500%, 10/15/2034 to 02/15/2041	731	753
5.000%, 09/15/2039 to 04/15/2041	291	293
4.500%, 09/20/2049	1,052	1,011
4.000%, 07/15/2041 to 08/15/2041	42	40
3.500%, 06/20/2046	1,439	1,323
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,298	1,303
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	991	198
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	$470	$99
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	446	436
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,434	200
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	1,010	989
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	948	934
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	404	397
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	423	416
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	125	124
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	618	607
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	52	1
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	920	864
GNMA, Ser 2013-129, Cl AF
4.865%, TSFR1M + 0.514%, 10/20/2039(A)	2,383	2,373
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	388	387
GNMA, Ser 2013-157, Cl AE
2.500%, 10/16/2028	4,373	4,273
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	2,330	2,273
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	186	183
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	274	36
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	67	–
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	1,515	1,465
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	1,472	1,426
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	2,657	2,594
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	2,256	2,169
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	591	576
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	1,336	1,292
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	115	22
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	96	93

26	SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	$654	$616
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,148	1,077
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	15	–
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	6	–
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	715	143
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	508	78
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	355	346
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	78	1
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	662	56
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	298	9
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	657	78
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	985	179
GNMA, Ser 2016-81, Cl CA
2.250%, 03/16/2045	1,007	912
GNMA, Ser 2016-91, Cl TJ
2.500%, 07/20/2046	4,933	4,363
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	123	1
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	791	128
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	175	38
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	208	42
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	629	88
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	418	62
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	780	127
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	344	322
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,157	1,088
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	3,824	3,506
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,067	411
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,262	2,110
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	$1,272	$188
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,790	285
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,509	319
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	3,250	2,609
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	2,731	2,414
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,424	1,391
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,327	2,147
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	3,873	3,767
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	4,367	4,245
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	9,122	8,540
GNMA, Ser 2023-112, Cl NA
6.000%, 11/20/2052	982	996
UMBS TBA
3.500% - 6.000%, 08/15/2055	(31,932)	(30,406)
UMBS TBA
5.500%, 08/15/2055	3,400	3,382

Total Mortgage-Backed Securities
(Cost $426,389) ($ Thousands)		424,425

U.S. TREASURY OBLIGATIONS — 22.1%
U.S. Treasury Notes
4.375%, 12/15/2026 (B)	47,475	47,668
3.750%, 04/15/2028	23,775	23,686
1.125%, 10/31/2026	61,925	59,690

Total U.S. Treasury Obligations
(Cost $130,963) ($ Thousands)		131,044

REPURCHASE AGREEMENTS(C) — 1.3%
BNP Paribas
4.370%, dated 07/31/2025 to be repurchased on 08/01/2025, repurchase price $3,900,473 (collateralized by U.S. Government Obligations, ranging in par value $100 - $1,706,658, 0.750% - 6.000%, 11/15/2025 – 07/01/2055; with a total market value $3,978,069)	3,900	3,900

SEI Daily Income Trust	27

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(C) (continued)
Deutsche Bank
4.370%, dated 07/31/2025 to be repurchased on 08/01/2025, repurchase price $3,800,461 (collateralized by a U.S. Government Obligation, par value $4,013,300, 1.250%, 11/30/2026; with total market value $3,876,063)	$3,800	$3,800

Total Repurchase Agreements
(Cost $7,700) ($ Thousands)		7,700

Total Investments in Securities — 95.2%
(Cost $565,052) ($ Thousands)		$563,169

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	985	Sep-2025	$204,214	$203,879	$(335)
U.S. Long Treasury Bond	12	Sep-2025	1,337	1,370	33
			205,551	205,249	(302)
Short Contracts
U.S. 5-Year Treasury Note	(409)	Sep-2025	$(44,225)	$(44,242)	$(17)
U.S. 10-Year Treasury Note	(405)	Sep-2025	(44,753)	(44,980)	(227)
Ultra 10-Year U.S. Treasury Note	(218)	Sep-2025	(24,463)	(24,651)	(188)
			(113,441)	(113,873)	(432)
			$92,110	$91,376	$(734)

Percentages are based on Net Assets of $591,405 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of July 31, 2025 was $2,175 ($ Thousands).
(C)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	424,425	–	424,425
U.S. Treasury Obligations	–	131,044	–	131,044
Repurchase Agreements	–	7,700	–	7,700
Total Investments in Securities	–	563,169	–	563,169

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	33	–	–	33
Unrealized Depreciation	(767)	–	–	(767)
Total Other Financial Instruments	(734)	–	–	(734)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

28	SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 98.5%
Agency Mortgage-Backed Obligations — 98.5%
FHLMC Multifamily Structured Pass- Through Certificates, Ser K066, Cl X1, IO
0.729%, 06/25/2027(A)	$1,525	$16
FHLMC Multifamily Structured Pass- Through Certificates, Ser K110, Cl X1, IO
1.642%, 04/25/2030(A)	560	35
FHLMC Multifamily Structured Pass- Through Certificates, Ser K116, Cl X1, IO
1.414%, 07/25/2030(A)	686	38
FHLMC Multifamily Structured Pass- Through Certificates, Ser K123, Cl X1, IO
0.766%, 12/25/2030(A)	1,011	33
FHLMC Multifamily Structured Pass- Through Certificates, Ser K1520, Cl X1, IO
0.470%, 02/25/2036(A)	598	21
FHLMC Multifamily Structured Pass- Through Certificates, Ser K737, Cl X1, IO
0.610%, 10/25/2026(A)	1,864	11
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	16	–
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	4	–
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	31	1
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	19	–
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	44	1
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	52	1
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	69	2
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	121	6
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	86	15
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	129
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	163	144
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	155	13
FNMA
8.000%, 03/01/2027 to 09/01/2028	2	2
6.500%, 09/01/2032	11	12
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	4	–
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	93	11
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	7	–
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	$44	$1
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	46	3
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	134	5
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.885%, 04/25/2055(A)	67	3
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	3	–
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	46	9
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	58
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	192	181
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	43
FNMA, Ser 2019-M21, Cl X1, IO
1.454%, 05/25/2029(A)	897	33
FNMA, Ser 2020-M2, Cl X, IO
0.290%, 01/25/2030(A)	735	6
GNMA
8.000%, 05/15/2027 to 03/15/2032	23	23
7.500%, 02/15/2027 to 10/15/2035	20	21
6.500%, 02/15/2027 to 10/15/2038	91	98
6.000%, 04/15/2028 to 11/15/2034	67	68
5.500%, 01/15/2033 to 02/15/2041	399	409
5.000%, 06/15/2033 to 07/15/2052	797	798
4.500%, 08/15/2033 to 08/20/2049	1,356	1,320
4.000%, 03/20/2040 to 09/20/2048	1,465	1,377
3.875%, 05/15/2042 to 08/15/2042	531	499
3.500%, 03/20/2041 to 02/20/2049	1,910	1,738
3.000%, 04/20/2045 to 06/20/2051	1,832	1,614
2.500%, 09/20/2045 to 05/20/2051	1,680	1,421
2.000%, 08/20/2050 to 12/20/2050	2,090	1,688
GNMA TBA
2.500%, 08/15/2055	1,006	1,102
GNMA TBA
5.000%, 08/01/2033	(865)	(807)
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	211	44
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	226	187
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	175	25
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	35	–
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	52	44
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	59	51

SEI Daily Income Trust	29

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	$179	$24
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(B)	48	44
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	73	2
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	27	1
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	12	–
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	48	2
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	111	17
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	119	27
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	187	26
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	52	1
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	357	295
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	84	12
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	171	14
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	195	6
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	176	21
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	256	185
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	50	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	268	43
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	119	21
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	68
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	79	17
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	186
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	157	95
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	134	27
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	109	16
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	47	36
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	$267	$13

Total Mortgage-Backed Securities
(Cost $15,216) ($ Thousands)		13,752

REPURCHASE AGREEMENT(C) — 5.0%
BNP Paribas
4.370%, dated 07/31/2025 to be repurchased on 08/01/2025, repurchase price $700,085 (collateralized by U.S. Government Obligations, ranging in par value $1,000 - $489,856, 2.110% - 6.500%, 10/01/2029 – 05/01/2055; with a total market value $714,001)	$700	700
Total Repurchase Agreement
(Cost $700) ($ Thousands)		700

Total Investments in Securities — 103.5%
(Cost $15,916) ($ Thousands)		$14,452

30	SEI Daily Income Trust

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 5-Year Treasury Note	4	Sep-2025	$431	$433	$2
U.S. Ultra Long Treasury Bond	2	Sep-2025	227	234	7
			658	667	9
Short Contracts
U.S. 10-Year Treasury Note	(1)	Sep-2025	$(112)	$(111)	$1
U.S. Long Treasury Bond	(2)	Sep-2025	(223)	(229)	(6)
Ultra 10-Year U.S. Treasury Note	(3)	Sep-2025	(343)	(339)	4
			(678)	(679)	(1)
			$(20)	$(12)	$8

Percentages are based on Net Assets of $13,969 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of July 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	13,752	–	13,752
Repurchase Agreement	–	700	–	700
Total Investments in Securities	–	14,452	–	14,452

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	14	–	–	14
Unrealized Depreciation	(6)	–	–	(6)
Total Other Financial Instruments	8	–	–	8

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust	31

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

July 31, 2025 (Unaudited)

Portfolio Abbreviations

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

IO — Interest Only — face amount represents notional amount

MTN — Medium Term Note

PLC – Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield

32	SEI Daily Income Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

July 31, 2025 (Unaudited)

Government Fund
Assets:
Investments, at value†	$6,213,774
Cash and cash equivalents	122,526
Repurchase agreements†	1,755
Cash pledged as collateral on futures contracts	–
Interest receivable	7,795
Receivable for investment securities sold	–
Receivable for fund shares sold	–
Tax reclaim receivable	–
Receivable for variation margin	–
Prepaid expenses	148
Total Assets	6,345,998
Liabilities:
Payable for investment securities purchased	98,743
Income distribution payable	11,574
Administration fees payable	607
Investment advisory fees payable	382
Shareholder servicing fees payable	255
Chief Compliance Officer fees payable	37
Distribution fees payable	1
Payable for fund shares redeemed	–
Payable for variation margin	–
Accrued expense payable	405
Total Liabilities	112,004
Net Assets	$6,233,994
† Cost of investments and repurchase agreements	$6,215,529
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$6,233,486
Total Distributable Earnings/(accumulated losses)	508
Net Assets	$6,233,994
Net Asset Value, Offering and Redemption Price
Per Share — Class F	N/A

Net Asset Value, Offering and Redemption Price
Per Share — Institutional Class	$1.00
($4,230,875,015 ÷ 4,230,610,896 shares)
Net Asset Value, Offering and Redemption Price
Per Share — Admin Class Shares	$1.00
($10,425,826 ÷ 10,417,992 shares)
Net Asset Value, Offering and Redemption Price
Per Share — Class Y	N/A

Net Asset Value, Offering and Redemption Price
Per Share — Wealth Class Shares	$1.00
($1,992,692,888 ÷ 1,992,544,074 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust

Government II Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
$1,492,114	$1,231,829	$188,730	$555,469	$13,752
2,527	2,619	605	87	25
–	–	5,400	7,700	700
–	–	–	–	12
1,768	69	855	2,382	59
–	–	–	30,442	3,425
–	–	4,338	266	1
–	–	22	–	–
–	–	–	10	1
33	22	3	10	5
1,496,442	1,234,539	199,953	596,366	17,980

21,066	10,650	130	3,389	3,998
1,715	1,501	62	339	3
89	146	18	105	–
57	49	16	48	1
–	–	9	70	3
9	7	1	4	–
–	–	–	–	–
–	–	129	828	5
–	–	–	126	1
110	80	35	52	–
23,046	12,433	400	4,961	4,011
$1,473,396	$1,222,106	$199,553	$591,405	$13,969
$1,492,114	$1,231,829	$194,223	$565,052	$15,916

$1,473,274	$1,222,135	$207,664	$620,485	$27,298
122	(29)	(8,111)	(29,080)	(13,329)
$1,473,396	$1,222,106	$199,553	$591,405	$13,969

$1.00	$1.00	$9.35	$10.16	$9.00
($1,473,395,901 ÷ 1,473,370,447 shares)	($1,222,106,087 ÷ 1,222,318,670 shares)	($136,768,620 ÷ 14,631,098 shares)	($565,757,771 ÷ 55,684,527 shares)	($12,643,522 ÷ 1,404,833 shares)

N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A

N/A	N/A	$9.35	$10.16	$9.00
		($62,784,168 ÷ 6,715,985 shares)	($25,647,078 ÷ 2,524,951 shares)	($1,324,983 ÷ 147,220 shares)

N/A	N/A	N/A	N/A	N/A

SEI Daily Income Trust	35

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended July 31, 2025 (Unaudited)

	Government Fund	Government II Fund
Investment Income:
Interest income	$135,473	$32,977
Total investment income	135,473	32,977
Expenses:
Administration fees	3,762	1,138
Shareholder servicing fees — Class F	–	1,903
Shareholder servicing fees — Institutional Class	5,275	–
Shareholder servicing fees — Admin Class Shares	14	–
Shareholder servicing fees — Wealth Class Shares	2,489	–
Investment advisory fees	2,178	532
Trustees' fees	83	21
Chief Compliance Officer fees	31	7
Printing fees	169	40
Custodian/Wire agent fees	91	22
Registration fees	81	17
Proxy fees	30	30
Pricing fees	18	8
Other expenses	249	49
Total expenses	14,470	3,767
Less, waiver of:
Investment advisory fees	–	(190)
Administration fees	–	(105)
Shareholder servicing fees - Class F	–	(1,903)
Shareholder servicing fees - Institutional Class	(5,275)	–
Shareholder servicing fees - Admin Class Shares	(6)	–
Shareholder servicing fees - Wealth Class Shares	(996)	–
Net expenses	8,193	1,569
Net Investment Income	127,280	31,408
Net Realized Gain (Loss) on/from:
Investments	34	13
Futures contracts	–	—
Net Realized Gain (Loss)	$34	$13
Net change in unrealized appreciation (depreciation) on/from:
Investments	–	–
Futures contracts	–	–
Net Change in Unrealized Appreciation (Depreciation)	$–	$–
Net Realized Gain (Loss) and Unrealized Appreciation (Depreciation)	$34	$13
Net Increase in Net Assets Resulting from Operations	$127,314	$31,421

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
$27,025	$4,694	$12,420	$280
27,025	4,694	12,420	280

936	195	597	14
1,560	167	715	16
–	–	–	–
–	–	–	–
–	–	–	–
437	97	286	7
16	3	8	–
6	1	3	–
37	5	16	–
17	3	9	–
7	2	7	–
30	30	30	1
4	61	26	13
42	6	18	1
3,092	570	1,715	52

(156)	–	–	–
(42)	(67)	–	(8)
(1,560)	(113)	(305)	–
–	–	–	–
–	–	–	–
–	–	–	–
1,334	390	1,410	44
25,691	4,304	11,010	236

10	(286)	162	(20)
–	(23)	(650)	4
$10	$(309)	$(488)	$(16)

–	331	5,621	224
–	6	(2,402)	(1)
$–	$337	$3,219	$223
$10	$28	$2,731	$207
$25,701	$4,332	$13,741	$443

SEI Daily Income Trust	37

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended July 31, 2025 (Unaudited) and the year ended January 31, 2025

	Government Fund
	2/1/25 - 7/31/25	2025
Operations:
Net investment income	$127,280	$386,038
Net realized gain	34	781
Net increase in net assets resulting from operations	127,314	386,819
Distributions:
Class F	N/A	N/A
Institutional Class	(87,624)	(214,817)
Admin Class Shares	(224)	(580)
Wealth Class Shares	(39,846)	(171,047)
Total distributions	(127,694)	(386,444)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
Net increase (decrease) from Class F Transactions	N/A	N/A
Institutional Class:
Proceeds from shares issued	22,492,652	46,068,097
Reinvestment of dividends & distributions	24,430	78,806
Cost of shares redeemed	(22,251,933)	(45,992,619)
Net increase from Institutional Class Transactions	265,149	154,284
Admin Class Shares:
Proceeds from shares issued	7,463	18,702
Reinvestment of dividends & distributions	224	580
Cost of shares redeemed	(9,261)	(21,987)
Net decrease from Admin Class Shares Transactions	(1,574)	(2,705)
Wealth Class Shares:
Proceeds from shares issued	1,044,631	20,669,056
Reinvestment of dividends & distributions	37,991	169,579
Cost of shares redeemed	(1,122,464)	(23,319,687)
Net decrease from Wealth Class Shares Transactions	(39,842)	(2,481,052)
Net increase (decrease) in net assets from capital shares transactions	223,733	(2,329,473)
Net increase (decrease) in net assets	223,353	(2,329,098)
Net Assets:
Beginning of period	6,010,641	8,339,739
End of period	$6,233,994	$6,010,641

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust

Government II Fund		Treasury II Fund
2/1/25 - 7/31/25	2025	2/1/25 - 7/31/25	2025
$31,408	$69,527	$25,691	$26,657
13	138	10	56
31,421	69,665	25,701	26,713

(31,442)	(69,494)	(25,762)	(26,660)
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(31,442)	(69,494)	(25,762)	(26,660)

7,244,714	8,108,173	1,834,312	1,748,895
20,988	37,758	16,679	16,731
(7,472,505)	(8,907,500)	(1,565,421)	(1,339,802)
(206,803)	(761,569)	285,570	425,824

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(206,803)	(761,569)	285,570	425,824
(206,824)	(761,398)	285,509	425,877

1,680,220	2,441,618	936,597	510,720
$1,473,396	$1,680,220	$1,222,106	$936,597

SEI Daily Income Trust	39

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended July 31, 2025 (Unaudited) and the year ended January 31, 2025

	Ultra Short Duration Bond Fund
	2/1/25 - 7/31/25	2025
Operations:
Net investment income	$4,304	$9,922
Net realized (loss)	(309)	(473)
Net change in unrealized appreciation	337	1,460
Net increase (decrease) in net assets resulting from operations	4,332	10,909
Distributions:
Class F	(2,848)	(6,887)
Class Y	(1,340)	(2,778)
Total distributions	(4,188)	(9,665)
Capital share transactions:
Class F:
Proceeds from shares issued	15,862	24,864
Reinvestment of dividends & distributions	2,477	6,030
Cost of shares redeemed	(20,674)	(68,017)
Net increase (decrease) from Class F transactions	(2,335)	(37,123)
Class Y:
Proceeds from shares issued	3,563	2,457
Reinvestment of dividends & distributions	1,332	2,761
Cost of shares redeemed	(2,004)	(5,687)
Net increase (decrease) from Class Y transactions	2,891	(469)
Net Increase (decrease) in net assets from capital share transactions	556	(37,592)
Net increase (decrease) in net assets	700	(36,348)
Net Assets:
Beginning of period	198,853	235,201
End of period	$199,553	$198,853
Capital Share Transactions:
Class F
Shares issued	1,697	2,671
Reinvestment of distributions	265	648
Shares redeemed	(2,213)	(7,316)
Net increase (decrease) in shares outstanding from Class F Share transactions	(251)	(3,997)
Class Y
Shares issued	405	264
Reinvestment of distributions	118	296
Shares redeemed	(214)	(611)
Net increase (decrease) in shares outstanding from Class Y Share transactions	309	(51)
Total increase (decrease) in shares outstanding from share transactions	58	(4,048)

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust

Short-Duration Government Fund		GNMA Fund
2/1/25 - 7/31/25	2025	2/1/25 - 7/31/25	2025
$11,010	$23,819	$236	$575
(488)	(566)	(16)	(3,377)
3,219	7,011	223	2,700
13,741	30,264	443	(102)

(9,527)	(20,663)	(188)	(542)
(433)	(896)	(20)	(44)
(9,960)	(21,559)	(208)	(586)

40,564	221,332	299	1,109
7,507	16,186	161	479
(71,451)	(184,317)	(2,472)	(30,340)
(23,380)	53,201	(2,012)	(28,752)

4,239	4,317	49	102
397	842	20	42
(3,404)	(6,366)	(84)	(132)
1,232	(1,207)	(15)	12
(22,148)	51,994	(2,027)	(28,740)
(18,367)	60,699	(1,792)	(29,428)

609,772	549,073	15,761	45,189
$591,405	$609,772	$13,969	$15,761

3,998	22,237	33	125
738	1,617	18	54
(7,041)	(18,428)	(275)	(3,436)
(2,305)	5,426	(224)	(3,257)

419	434	6	12
39	84	2	5
(336)	(637)	(10)	(15)
122	(119)	(2)	2
(2,183)	5,307	(226)	(3,255)

SEI Daily Income Trust	41

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2025 (Unaudited) and the years ended January 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*		Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Institutional Class
2025@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.08%	$4,230,875	0.21	%(2)	0.46%	4.14%
2025	1.00	0.05		—	0.05	(0.05)	—	(3)	(0.05)	1.00	4.96	3,965,982	0.20		0.23	4.85
2024	1.00	0.05		—	0.05	(0.05)	—	(3)	(0.05)	1.00	4.92	3,811,460	0.20		0.20	4.81
2023(4)	1.00	0.02		—	0.02	(0.02)	—	(3)	(0.02)	1.00	1.69	3,733,579	0.19		0.45	1.51
2022	1.00	—		—	—	— (3)	—	(3)	— (3)	1.00	0.01	9,215,975	0.06		0.44	0.01
2021	1.00	—		—	—	— (3)	—		— (3)	1.00	0.23	9,461,922	0.18		0.45	0.19
Admin Class Shares
2025@(5)	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.00%	$10,426	0.37	%(6)	0.46%	3.99%
2025	1.00	0.05		—	0.05	(0.05)	—	(3)	(0.05)	1.00	4.81	12,000	0.35		0.46	4.70
2024	1.00	0.05		—	0.05	(0.05)	—	(3)	(0.05)	1.00	4.81	14,705	0.29		0.45	4.69
2023	1.00	0.02		—	0.02	(0.02)	—	(3)	(0.02)	1.00	1.69	21,037	0.19		0.45	1.85
2022	1.00	—		—	—	— (3)	—	(3)	— (3)	1.00	0.01	14,851	0.06		0.44	0.01
2021	1.00	—		—	—	— (3)	—		— (3)	1.00	0.23	12,812	0.18		0.45	0.24
Wealth Class Shares
2025@(7)	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.00%	$1,992,693	0.37	%(6)	0.46%	3.99%
2025	1.00	0.05		—	0.05	(0.05)	—	(3)	(0.05)	1.00	4.80	2,032,659	0.35		0.46	4.77
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	4.76	4,513,574	0.35		0.45	4.67
2023(8)	1.00	—	(3)	—	—	— (3)	—		— (3)	1.00	0.14	5,188,157	0.35		0.44	3.74
Government II Fund
Class F
2025@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.07%	$1,473,396	0.21	%(2)	0.49%	4.13%
2025	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	4.98	1,680,220	0.20		0.50	4.83
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.04	2,441,618	0.20		0.49	4.95
2023	1.00	0.02		—	0.02	(0.02)	—	(3)	(0.02)	1.00	1.72	1,790,974	0.19		0.48	1.57
2022	1.00	—		—	—	— (3)	—	(3)	— (3)	1.00	0.01	2,606,717	0.05		0.48	0.01
2021	1.00	—		—	—	— (3)	—		— (3)	1.00	0.27	2,553,183	0.18		0.48	0.24
Treasury II Fund
Class F
2025@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.06%	$1,222,106	0.21	%(2)	0.50%	4.12%
2025	1.00	0.05		—	0.05	(0.05)	—	(3)	(0.05)	1.00	5.01	936,597	0.20		0.50	4.81
2024	1.00	0.05		—	0.05	(0.05)	—		(0.05)	1.00	5.01	510,720	0.20		0.50	4.91
2023	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.69	494,060	0.19		0.49	1.75
2022	1.00	—		—	—	— (3)	—	(3)	— (3)	1.00	0.02	430,208	0.06		0.49	0.00
2021	1.00	—		—	—	— (3)	—		— (3)	1.00	0.27	307,851	0.19		0.49	0.30

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2025. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense limitation figures.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
(3)	Amount represents less than $0.005 per share.
(4)	On January 17, 2023, Class F Shares of the Government Fund were renamed Institutional Class Shares.
(5)	On May 31, 2025, Class CAA Shares of the Government Fund were renamed Admin Class Shares.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(7)	On May 31, 2025, Sweep Class Shares of the Government Fund were renamed Wealth Class Shares.
(8)	Commenced operations on January 17, 2023. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

42	SEI Daily Income Trust

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2025 (Unaudited) and the years ended January 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2025@	$9.34	$0.20	$0.01	$0.21	$(0.20)	$(0.20)	$9.35	2.25%	$136,769	0.42	%(1)	0.66%	4.39%	45%
2025	9.28	0.44	0.05	0.49	(0.43)	(0.43)	9.34	5.36	139,006	0.39	(1)	0.63	4.70	60
2024	9.16	0.37	0.12	0.49	(0.37)	(0.37)	9.28	5.50	175,252	0.38		0.63	4.05	75
2023	9.30	0.14	(0.13)	0.01	(0.15)	(0.15)	9.16	0.09	218,987	0.38		0.62	1.49	52
2022	9.38	0.05	(0.07)	(0.02)	(0.06)	(0.06)	9.30	(0.23)	285,651	0.38		0.61	0.53	70
2021	9.36	0.12	0.03	0.15	(0.13)	(0.13)	9.38	1.61	271,550	0.38		0.58	1.29	73
Class Y
2025@	$9.34	$0.21	$—	$0.21	$(0.20)	$(0.20)	$9.35	2.28%	$62,784	0.34	%(2)	0.41%	4.48%	45%
2025	9.28	0.45	0.04	0.49	(0.43)	(0.43)	9.34	5.44	59,847	0.31	(2)	0.38	4.79	60
2024	9.16	0.38	0.12	0.50	(0.38)	(0.38)	9.28	5.58	59,949	0.30		0.38	4.16	75
2023	9.30	0.15	(0.14)	0.01	(0.15)	(0.15)	9.16	0.18	60,508	0.30		0.37	1.60	52
2022	9.38	0.06	(0.07)	(0.01)	(0.07)	(0.07)	9.30	(0.15)	65,281	0.30		0.36	0.61	70
2021	9.37	0.13	0.02	0.15	(0.14)	(0.14)	9.38	1.58	62,559	0.30		0.33	1.36	73
Short-Duration Government Fund
Class F
2025@	$10.10	$0.19	$0.04	$0.23	$(0.17)	$(0.17)	$10.16	2.26%	$565,758	0.48	%(3)	0.58%	3.68%	2%
2025	9.97	0.37	0.10	0.47	(0.34)	(0.34)	10.10	4.77	585,518	0.48		0.58	3.73	99
2024	9.88	0.29	0.08	0.37	(0.28)	(0.28)	9.97	3.78	523,940	0.48		0.58	2.99	178
2023	10.29	0.11	(0.39)	(0.28)	(0.13)	(0.13)	9.88	(2.74)	613,217	0.48		0.56	1.06	139
2022	10.56	0.03	(0.22)	(0.19)	(0.08)	(0.08)	10.29	(1.83)	687,332	0.48		0.56	0.25	132
2021	10.38	0.09	0.22	0.31	(0.13)	(0.13)	10.56	3.01	745,950	0.48		0.57	0.88	287
Class Y
2025@	$10.09	$0.19	$0.05	$0.24	$(0.17)	$(0.17)	$10.16	2.44%	$25,647	0.34	%(4)	0.34%	3.83%	2%
2025	9.96	0.39	0.09	0.48	(0.35)	(0.35)	10.09	4.94	24,254	0.33		0.33	3.89	99
2024	9.88	0.31	0.06	0.37	(0.29)	(0.29)	9.96	3.85	25,133	0.33		0.33	3.14	178
2023	10.29	0.12	(0.39)	(0.27)	(0.14)	(0.14)	9.88	(2.58)	31,416	0.31		0.31	1.22	139
2022	10.56	0.04	(0.21)	(0.17)	(0.10)	(0.10)	10.29	(1.67)	37,581	0.31		0.31	0.42	132
2021	10.38	0.11	0.22	0.33	(0.15)	(0.15)	10.56	3.17	45,836	0.32		0.32	1.04	287
GNMA Fund
Class F
2025@	$8.87	$0.14	$0.12	$0.26	$(0.13)	$(0.13)	$9.00	2.89%	$12,644	0.66%		0.77%	3.22%	51%
2025	8.98	0.28	(0.11)	0.17	(0.28)	(0.28)	8.87	1.96	14,442	0.64	(5)	0.73	3.10	246
2024	9.10	0.24	(0.11)	0.13	(0.25)	(0.25)	8.98	1.51	43,865	0.63		0.65	2.76	145
2023	10.05	0.18	(0.91)	(0.73)	(0.22)	(0.22)	9.10	(7.23)	47,503	0.63		0.64	1.92	235
2022	10.55	0.05	(0.36)	(0.31)	(0.19)	(0.19)	10.05	(2.97)	71,216	0.62		0.62	0.46	405
2021	10.44	0.11	0.22	0.33	(0.22)	(0.22)	10.55	3.16	104,074	0.58		0.58	1.05	392
Class Y
2025@	$8.87	$0.15	$0.12	$0.27	$(0.14)	$(0.14)	$9.00	3.02%	$1,325	0.40%		0.52%	3.47%	51%
2025	8.98	0.30	(0.11)	0.19	(0.30)	(0.30)	8.87	2.21	1,319	0.39	(6)	0.49	3.37	246
2024	9.10	0.27	(0.12)	0.15	(0.27)	(0.27)	8.98	1.76	1,324	0.38		0.40	3.01	145
2023	10.05	0.20	(0.90)	(0.70)	(0.25)	(0.25)	9.10	(6.99)	650	0.38		0.39	2.16	235
2022	10.55	0.08	(0.36)	(0.28)	(0.22)	(0.22)	10.05	(2.71)	2,061	0.37		0.37	0.72	405
2021	10.44	0.14	0.22	0.36	(0.25)	(0.25)	10.55	3.42	3,619	0.33		0.33	1.31	392

*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended July 31, 2025. All ratios for the period have been annualized.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.47%.

(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.33%.

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.

SEI Daily Income Trust	43

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2025 (Unaudited) and the years ended January 31,

For a share outstanding throughout each period

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.37%.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2025 (Unaudited)

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Admin Class Shares of the Government Fund; Institutional Class Shares of the Government Fund; Class F Shares of the Government II, Treasury II, Ultra Short Duration Bond, Short-Duration Government and GNMA Funds; Class Y Shares of the Fixed Income Funds and Wealth Class Shares of the Government Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

On May 31, 2025, Class CAA Shares of the Government Fund were renamed Admin Class Shares and Sweep Class Shares of the Government Fund were renamed Wealth Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Committee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The Procedures provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

SEI Daily Income Trust	45

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below).

When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of July 31, 2025, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

46	SEI Daily Income Trust

For the six months ended July 31, 2025, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2025, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the six months ended July 31, 2025. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are “marked-to-market” daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2025, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

SEI Daily Income Trust	47

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025 (Unaudited)

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. There were no outstanding swap agreements as of July 31, 2025.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2025.

48	SEI Daily Income Trust

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2025, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

SEI Daily Income Trust	49

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025 (Unaudited)

3. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of July 31, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Short-Duration Government Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$33	*	Unrealized depreciation on futures contracts	$767	*
Total derivatives not accounted for as hedging instruments		$33			$767

GNMA Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$14	*	Unrealized depreciation on futures contracts	$6	*
Total derivatives not accounted for as hedging instruments		$14			$6

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended July 31, 2025.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Ultra Short Duration Bond Fund
Interest rate contracts	$–	$–	$(23)	$–	$–	$(23)
Total	$–	$–	$(23)	$–	$–	$(23)

Short-Duration Government Fund
Interest rate contracts	$–	$–	$(650)	$–	$–	$(650)
Total	$–	$–	$(650)	$–	$–	$(650)

GNMA Fund
Interest rate contracts	$–	$–	$4	$–	$–	$4
Total	$–	$–	$4	$–	$–	$4

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Ultra Short Duration Bond Fund
Interest rate contracts	$–	$–	$6	$–	$–	$6
Total	$–	$–	$6	$–	$–	$6

Short-Duration Government Fund
Interest rate contracts	$–	$–	$(2,402)	$–	$–	$(2,402)
Total	$–	$–	$(2,402)	$–	$–	$(2,402)

GNMA Fund
Interest rate contracts	$–	$–	$(1)	$–	$–	$(1)
Total	$–	$–	$(1)	$–	$–	$(1)

50	SEI Daily Income Trust

The following table discloses the average quarterly balances of the Funds' derivative activity during the six months ended July 31, 2025 ($ Thousands):

	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund
Futures Contracts:
Average Notional Balance Long	$3,616	$214,404	$722
Average Notional Balance Short	1,044	108,202	798

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”). In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Daily Income Trust	51

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025 (Unaudited)

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Administrator and/or the Distributor have contractually agreed to waive fees or reimburse expenses for the Class F Shares of the Government II Fund and the Treasury II Fund until May 31, 2026, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Expense Limitations
Government Fund
Institutional Class	0.07%	0.25%	0.20%(1)
Admin Class	0.07%	0.25%	0.35%(1)
Wealth Class	0.07%	0.25%	0.35%(1)
Government II Fund
Class F	0.07%	0.25%	0.20%(2)
Treasury II Fund
Class F	0.07%	0.25%	0.20%(2)
Ultra Short Duration Bond Fund
Class F	0.10%(3)	0.25%	0.38%(1)
Class Y	0.10%(3)	–%	0.30%(1)
Short-Duration Government Fund
Class F	0.10%(4)	0.25%	0.48%(1)
Class Y	0.10%(4)	–%	0.33%(1)
GNMA Fund
Class F	0.10%(4)	0.25%	0.63%(1)
Class Y	0.10%(4)	–%	0.38%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.

(2)	Represents a contractual cap effective through May 31, 2026, to be changed only by board approval.

(3)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.

52	SEI Daily Income Trust

(4)	The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

		Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company LLP serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Adviser. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended July 31, 2025, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended July 31, 2025, were as follows for the Fixed Income Funds:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$18,261	$50,605	$68,866
Sales	11,321	64,212	75,533
Short-Duration Government Fund
Purchases	12,996	–	12,996
Sales	53,429	–	53,429
GNMA Fund
Purchases	7,432	–	7,432
Sales	9,159	–	9,159

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to paydown gain/ loss reclassification. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or Paid-in Capital accounts.

SEI Daily Income Trust	53

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025 (Unaudited)

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2025 or January 31, 2024 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Total ($ Thousands)
Government Fund
	2025	$386,444	$386,444
	2024	413,806	413,806
Government II Fund
	2025	69,494	69,494
	2024	98,459	98,459
Treasury II Fund
	2025	26,660	26,660
	2024	23,789	23,789
Ultra Short Duration Bond Fund
	2025	9,665	9,665
	2024	10,368	10,368
Short-Duration Government Fund
	2025	21,559	21,559
	2024	16,792	16,792
GNMA Fund
	2025	586	586
	2024	1,314	1,314

As of January 31, 2025, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$22,456	$–	$–	$–	$–	$–	$(21,568)	$888
Government II Fund	6,333	–	–	–	–	(1)	(6,189)	143
Treasury II Fund	2,975	–	–	–	–	–	(2,943)	32
Ultra Short Duration Bond Fund	740	–	(7,788)	–	–	(424)	(783)	(8,255)
Short-Duration Government Fund	2,286	–	(25,717)	–	–	(7,513)	(1,917)	(32,861)
GNMA Fund	44	–	(11,875)	–	–	(1,688)	(45)	(13,564)

The other temporary differences in the current year are primarily attributable to Treasury straddle loss deferral and dividends payable.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2025, the Government II Fund, Treasury II Fund and Short Duration Government Fund utilized $123,425, $15,161 and $4,527,731, respectively, of capital loss carryforwards to offset capital gains.

At January 31, 2025, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund	$580	$7,208	$7,788
Short-Duration Government Fund	5,748	19,969	25,717
GNMA Fund	5,602	6,273	11,875

During the fiscal year ended January 31, 2025, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2025, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fixed Income Funds at July 31, 2025, were as follows:

54	SEI Daily Income Trust

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Government Fund	$6,215,529	$–	$–	$–
Government II Fund	1,492,114	–	–	–
Treasury II Fund	1,231,829	–	–	–
Ultra Short Duration Bond Fund	194,223	485	(578)	(93)
Short-Duration Government Fund	565,052	8,063	(9,946)	(1,883)
GNMA Fund	15,916	287	(1,751)	(1,464)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for all open tax years for which the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

SEI Daily Income Trust	55

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025 (Unaudited)

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to changing interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, whereas a fall in interest rates typically results in the Fund having to invest available cash in instruments with lower interest rates than those of the current portfolio securities. During periods when interest rates are low, the Fund’s yield will also be low and the Fund may not generate enough income to pay its expenses or pay a daily dividend. This could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price. Fluctuations in interest rates may also have unpredictable effects on the markets and may affect the liquidity of the fixed-income securities held by the Fund.

The Fixed Income Funds’ are subject to the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Generally, the value of fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

56	SEI Daily Income Trust

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Funds’ performance.

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2025, SPTC held of record the following:

Government Fund, Institutional Class	57%
Government Fund, Admin Class	100%
Government Fund, Wealth Class	100%
Government II Fund	100%
Treasury II Fund	100%
Ultra Short Duration Bond Fund, Cl F	97%
Ultra Short Duration Bond Fund, Cl Y	94%
Short-Duration Government Fund, Cl F	97%
Short-Duration Government Fund, Cl Y	37%
GNMA Fund, Cl F	56%
GNMA Fund, Cl Y	99%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

9. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

SEI Daily Income Trust	57

NOTES TO FINANCIAL STATEMENTS (Concluded)

July 31, 2025 (Unaudited)

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

58	SEI Daily Income Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Renewal of Investment Advisory Contract.

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Daily Income Trust	59

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Concluded)

At the December 2-4, 2024 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 2-4, 2024 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s and its affiliates’ contractual waiver of certain other fees with respect to the Government II and Treasury II Funds to prevent total Fund operating expenses from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

60	SEI Daily Income Trust

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Daily Income Trust	61

SEI Daily Income Trust / Semi-Annual Financials and Other Information / July 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-037 (7/25)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company's Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: October 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: October 2, 2025

By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO
(Principal Financial Officer)

Date: October 2, 2025